UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07332

Name of Fund:	BlackRock Funds III

BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index Retirement Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2020

Date of reporting period: 12/31/2020

Item 1 – Report to Stockholders

(a)	The Report to Shareholders is attached herewith.

DECEMBER 31, 2020

2020 Annual Report

BlackRock Funds III

•	BlackRock LifePath® Index Retirement Fund
•	BlackRock LifePath® Index 2025 Fund
•	BlackRock LifePath® Index 2030 Fund
•	BlackRock LifePath® Index 2035 Fund
•	BlackRock LifePath® Index 2040 Fund
•	BlackRock LifePath® Index 2045 Fund
•	BlackRock LifePath® Index 2050 Fund
•	BlackRock LifePath® Index 2055 Fund
•	BlackRock LifePath® Index 2060 Fund
•	BlackRock LifePath® Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of December 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the coronavirus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts get under way. The results of the U.S. elections also cleared the way for additional stimulus spending in 2021, which is likely to be a solid tailwind for economic growth. Inflation should increase as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also provide attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	22.16%	18.40%

U.S. small cap equities (Russell 2000® Index)	37.85	19.96

International equities (MSCI Europe, Australasia, Far East Index)	21.61	7.82

Emerging market equities (MSCI Emerging Markets Index)	31.14	18.31

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.67

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.87)	10.58

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.29	7.51

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.92	4.95

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	11.32	7.05
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of December 31, 2020	BlackRock LifePath® Index Funds

Portfolio Management Commentary

How did each Fund perform?

The BlackRock LifePath® Index Retirement Fund along with the BlackRock LifePath® Index Funds with Target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to as the “LifePath Index Funds”.

For the 12-month period ended December 31, 2020, for the BlackRock LifePath® Index Retirement Fund and the LifePath Index Funds with vintages of 2025, 2030 and 2065, the Funds’ Institutional and Class K Shares outperformed their respective custom benchmarks, while the Funds’ Investor A and Investor P Shares underperformed, with the exception of LifePath Index 2065 Fund’s Investor A Shares, which performed in line with its respective custom benchmark. For the LifePath Index 2035 Fund, the Fund’s Institutional Shares performed in line with its respective custom benchmark, while Investor A and Investor P Shares underperformed, and Class K Shares outperformed. For the LifePath® Index 2040 Fund, the Fund’s Institutional, Investor A and Investor P Shares underperformed its respective custom benchmark, while Class K Shares performed in line. For the LifePath® Index 2045 Fund, the Fund’s Investor A, Class K and Investor P Shares underperformed its respective custom benchmark, while Institutional Shares performed in line. For the LifePath® Index 2050 Fund, the Fund’s Institutional, Investor A and Investor P Shares underperformed its respective custom benchmark, while Class K Shares performed in line. The LifePath Index Funds with vintages of 2055 and 2060 both underperformed their respective custom benchmarks.

What factors influenced performance?

Performance across all vintages was positive in 2020, with vintages further from retirement outperforming those closer to retirement due to their higher exposure to growth assets. Despite pandemic-related volatility throughout the year, positive sentiment prevailed amid an optimistic macroeconomic outlook underpinned by unprecedented monetary and fiscal stimulus. The accommodative stance by the Fed contributed to a full recovery from first quarter losses across all vintages.

U.S. large- and mid-cap equities benefited most from the accommodative policies, realizing the largest gains among asset classes in 2020, driven primarily by a high concentration in the information technology sector. U.S. small-cap equities closely followed, as smaller companies benefited from increased deficit spending from the Fed and optimistic expectations regarding economic re-openings. Despite global lockdown measures in response to mass COVID-19 infections, international equities posted strong returns, further supported by the European Central Bank’s announcement of additional policy measures toward year end. Despite positive sentiment and a general pickup in macroeconomic activity, real estate investment trusts trailed broad equity market indices in 2020, as the asset class is generally more susceptible to the impacts of pandemic-related lockdowns.

Treasury inflation-protected securities continued to outperform U.S. core fixed income as positive vaccine news and the potential for a divided government buoyed the near-to medium-term reflationary outlook. Despite a modest rise in mid- and long-term U.S. Treasury yields at the end of the year, the Bloomberg Barclays US Aggregate Bond Index remained additive as credit spreads narrowed in response to Fed Chair Powell’s testimony regarding the Federal Open Market Committee’s commitment to additional monetary support, as well as positive vaccine trials and an optimistic outlook following the U.S. presidential election.

Describe recent portfolio activity.

Each LifePath Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Index Fund is systematically adjusted to reflect the shareholder’s remaining investment time horizon. During the period, the LifePath Index Funds were rebalanced in accordance with their updated strategic allocations. The volatility and liquidity concerns emanating from the coronavirus outbreak in the first quarter of 2020 did not have a negative impact on the LifePath vintages, which saw slightly positive relative performance compared to their custom benchmarks.

Describe portfolio positioning at period end.

At period end, each of the LifePath Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2020 (continued)	BlackRock LifePath® Index Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Index Fund will change over time according to a predetermined “glide path” as each LifePath Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Index Fund, which may be a primary source of income after retirement. As each LifePath Index Fund approaches its target date, its asset allocation will shift so that each LifePath Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Index Fund, and determine whether any changes are required to enable each LifePath Index Fund to achieve its investment objective. Because the BlackRock LifePath Index Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Index Fund, reallocations of each LifePath Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath Index Fund or achieve its investment objective.

F U N D S U M M A R Y	5

LifePath Index Fund Summary as of December 31, 2020	BlackRock LifePath® Index Retirement Fund

Investment Objective

BlackRock LifePath® Index Retirement Fund’s (“LifePath Index Retirement Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index Retirement Fund will be broadly diversified across global asset classes.

On March 2, 2020, LifePath Index Retirement Fund ceased to invest in LifePath Index Retirement Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The LifePath Index Fund commenced operations on May 31, 2011.

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex-USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	37.1%	6.0%	N/A	17.5%	35.7%	3.7%
01/01/12 to 12/31/12	39.0	6.3	1.6%	16.6	32.9	3.6
01/01/13 to 12/31/13	40.9	6.6	3.1	16.0	29.7	3.7
01/01/14 to 12/31/14	42.1	6.8	3.0	16.0	28.4	3.7
01/01/15 to 12/31/15	40.4	6.7	3.3	16.9	29.3	3.4
01/01/16 to 12/31/16	51.2	8.8	0.6	13.3	22.3	3.8
01/01/17 to 12/31/17	51.2	8.8	0.5	13.3	21.8	4.4
01/01/18 to 12/31/18	51.2	8.8	0.5	13.7	21.8	4.0
01/01/19 to 12/31/19	52.0	8.0	2.2	12.3	22.1	3.4
01/01/20 to 12/31/20	52.0	8.0	2.2	12.9	21.6	3.3

(a)	The LifePath Index Fund commenced operations on May 31, 2011.
See “About Fund Performance” for descriptions of the indexes.

6	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2020 (continued)	BlackRock LifePath® Index Retirement Fund

Performance Summary for the Period Ended December 31, 2020

		Average Annual Total Returns(a)

		1 Year		5 Years		Since Inception(b)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	10.65%	12.16%	N/A	7.98%	N/A	6.36%	N/A
Investor A	10.53	11.81	N/A	7.70	N/A	6.10	N/A
Investor P	10.53	11.90	6.03%	7.72	6.56%	6.10	5.51%
Class K	10.69	12.22	N/A	8.02	N/A	6.40	N/A
LifePath Index Retirement Fund Custom Benchmark	10.84	12.00	N/A	8.08	N/A	6.50	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.29	7.51	N/A	4.44	N/A	3.69	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	4.70	10.99	N/A	5.08	N/A	3.45	N/A
FTSE EPRA Nareit Developed Index	15.63	(9.04)	N/A	3.74	N/A	4.79	N/A
MSCI ACWI ex USA IMI Index	25.19	11.12	N/A	8.98	N/A	4.73	N/A
Russell 1000® Index	24.46	20.96	N/A	15.60	N/A	13.71	N/A
Russell 2000® Index	37.85	19.96	N/A	13.26	N/A	10.75	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets

Fixed-Income Funds	60%

Equity Funds	40

Money Market Funds	—	(a)

Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

U.S. Total Bond Index Master Portfolio	52%

Large Cap Index Master Portfolio	21

iShares Core MSCI Total International Stock ETF	14

iShares TIPS Bond ETF	8

Master Small Cap Index Series	3

iShares Developed Real Estate Index Fund, Class K	2

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	7

LifePath Index Fund Summary as of December 31, 2020	BlackRock LifePath® Index 2025 Fund

Investment Objective

BlackRock LifePath® Index 2025 Fund’s (“LifePath Index 2025 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, LifePath Index 2025 Fund ceased to invest in LifePath Index 2025 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The LifePath Index Fund commenced operations on May 31, 2011.

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2025 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are present ed annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex-USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	30.0%	4.7%	N/A	20.5%	41.2%	3.6%
01/01/12 to 12/31/12	31.9	8.0	2.4%	19.3	35.1	3.3
01/01/13 to 12/31/13	33.7	5.3	4.8	18.3	34.6	3.3
01/01/14 to 12/31/14	34.5	5.4	4.9	18.5	33.4	3.3
01/01/15 to 12/31/15	30.9	5.0	5.9	20.1	35.1	3.0
01/01/16 to 12/31/16	32.4	5.3	5.8	19.8	33.8	2.9
01/01/17 to 12/31/17	35.0	5.7	5.3	19.3	31.6	3.1
01/01/18 to 12/31/18	36.5	5.9	4.5	19.3	30.7	3.1
01/01/19 to 12/31/19	38.1	7.1	2.5	19.5	29.7	3.1
01/01/20 to 12/31/20	40.9	7.3	2.4	18.5	28.0	2.9

(a)	The LifePath Index Fund commenced operations on May 31, 2011.
See “About Fund Performance” for descriptions of the indexes.

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LifePath Index Fund Summary as of December 31, 2020 (continued)	BlackRock LifePath® Index 2025 Fund

Performance Summary for the Period Ended December 31, 2020

		Average Annual Total Returns(a)

		1 Year		5 Years		Since Inception(b)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	13.33%	12.44%	N/A	9.21%	N/A	7.44%	N/A
Investor A	13.21	12.18	N/A	8.94	N/A	7.18	N/A
Investor P	13.16	12.15	6.26%	8.95	7.78%	7.17	6.58%
Class K	13.28	12.42	N/A	9.27	N/A	7.48	N/A
LifePath Index 2025 Fund Custom Benchmark	13.52	12.35	N/A	9.29	N/A	7.56	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.29	7.51	N/A	4.44	N/A	3.69	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	4.70	10.99	N/A	5.08	N/A	3.45	N/A
FTSE EPRA Nareit Developed Index	15.63	(9.04)	N/A	3.74	N/A	4.79	N/A
MSCI ACWI ex USA IMI Index	25.19	11.12	N/A	8.98	N/A	4.73	N/A
Russell 1000® Index	24.46	20.96	N/A	15.60	N/A	13.71	N/A
Russell 2000® Index	37.85	19.96	N/A	13.26	N/A	10.75	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets

Equity Funds	52%

Fixed-Income Funds	49

Money Market Funds	— (a)

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

U.S. Total Bond Index Master Portfolio	42%

Large Cap Index Master Portfolio	27

iShares Core MSCI Total International Stock ETF	19

iShares TIPS Bond ETF	7

Master Small Cap Index Series	3

iShares Developed Real Estate Index Fund, Class K	3

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	9

LifePath Index Fund Summary as of December 31, 2020	BlackRock LifePath® Index 2030 Fund

Investment Objective

BlackRock LifePath® Index 2030 Fund’s (“LifePath Index 2030 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, LifePath Index 2030 Fund ceased to invest in LifePath Index 2030 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The LifePath Index Fund commenced operations on May 31, 2011.

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex-USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	23.8%	3.5%	N/A	23.1%	46.1%	3.5%
01/01/12 to 12/31/12	25.8	3.8	3.1%	21.6	42.6	3.1
01/01/13 to 12/31/13	27.6	4.0	6.2	20.3	38.9	3.0
01/01/14 to 12/31/14	27.7	4.1	6.6	20.9	37.8	2.9
01/01/15 to 12/31/15	21.8	3.4	8.3	23.1	40.8	2.6
01/01/16 to 12/31/16	23.4	3.6	8.3	22.9	39.3	2.5
01/01/17 to 12/31/17	25.9	4.0	8.1	22.5	37.1	2.4
01/01/18 to 12/31/18	27.2	4.2	7.5	22.5	36.1	2.5
01/01/19 to 12/31/19	26.9	6.1	3.1	25.2	36.0	2.7
01/01/20 to 12/31/20	29.9	6.2	3.0	23.9	34.5	2.5

(a)	The LifePath Index Fund commenced operations on May 31, 2011.
See “About Fund Performance” for descriptions of the indexes.

10	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2020 (continued)	BlackRock LifePath® Index 2030 Fund

Performance Summary for the Period Ended December 31, 2020

		Average Annual Total Returns(a)

		1 Year		5 Years		Since Inception(b)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	15.98%	13.05%	N/A	10.00%	N/A	8.00%	N/A
Investor A	15.84	12.70	N/A	9.73	N/A	7.73	N/A
Investor P	15.85	12.70	6.79%	9.72	8.56%	7.73	7.13%
Class K	15.95	13.05	N/A	10.04	N/A	8.03	N/A
LifePath Index 2030 Fund Custom Benchmark	16.22	12.98	N/A	10.08	N/A	8.10	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.29	7.51	N/A	4.44	N/A	3.69	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	4.70	10.99	N/A	5.08	N/A	3.45	N/A
FTSE EPRA Nareit Developed Index	15.63	(9.04)	N/A	3.74	N/A	4.79	N/A
MSCI ACWI ex USA IMI Index	25.19	11.12	N/A	8.98	N/A	4.73	N/A
Russell 1000® Index	24.46	20.96	N/A	15.60	N/A	13.71	N/A
Russell 2000® Index	37.85	19.96	N/A	13.26	N/A	10.75	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets

Equity Funds	64%

Fixed-Income Funds	37

Money Market Funds	— (a)

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	34%

U.S. Total Bond Index Master Portfolio	31

iShares Core MSCI Total International Stock ETF	24

iShares TIPS Bond ETF	6

iShares Developed Real Estate Index Fund, Class K	3

Master Small Cap Index Series	3

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	11

LifePath Index Fund Summary as of December 31, 2020	BlackRock LifePath® Index 2035 Fund

Investment Objective

BlackRock LifePath® Index 2035 Fund’s (“LifePath Index 2035 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, LifePath Index 2035 Fund ceased to invest in LifePath Index 2035 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The LifePath Index Fund commenced operations on May 31, 2011.

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex-USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	18.2%	2.4%	N/A	25.4%	50.5%	3.5%
01/01/12 to 12/31/12	20.3	2.6	3.7%	23.7	46.7	3.0
01/01/13 to 12/31/13	22.1	2.9	7.5	22.2	42.7	2.6
01/01/14 to 12/31/14	21.6	2.9	8.1	23.0	41.8	2.6
01/01/15 to 12/31/15	13.2	1.9	10.6	26.0	46.0	2.3
01/01/16 to 12/31/16	14.7	2.2	10.7	25.7	44.6	2.1
01/01/17 to 12/31/17	17.1	2.5	10.8	25.5	42.4	1.7
01/01/18 to 12/31/18	18.4	2.7	10.3	25.5	41.3	1.8
01/01/19 to 12/31/19	17.1	4.6	3.7	30.4	41.8	2.4
01/01/20 to 12/31/20	19.7	4.9	3.6	29.1	40.6	2.1

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” for descriptions of the indexes.

12	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2020 (continued)	BlackRock LifePath® Index 2035 Fund

Performance Summary for the Period Ended December 31, 2020

		Average Annual Total Returns(a)

		1 Year		5 Years		Since Inception(b)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	18.54%	13.58%	N/A	10.74%	N/A	8.50%	N/A
Investor A	18.45	13.34	N/A	10.47	N/A	8.22	N/A
Investor P	18.41	13.32	7.37%	10.48	9.30%	8.24	7.63%
Class K	18.58	13.72	N/A	10.81	N/A	8.54	N/A
LifePath Index 2035 Fund Custom Benchmark	18.85	13.62	N/A	10.82	N/A	8.61	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.29	7.51	N/A	4.44	N/A	3.69	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	4.70	10.99	N/A	5.08	N/A	3.45	N/A
FTSE EPRA Nareit Developed Index	15.63	(9.04)	N/A	3.74	N/A	4.79	N/A
MSCI ACWI ex USA IMI Index	25.19	11.12	N/A	8.98	N/A	4.73	N/A
Russell 1000® Index	24.46	20.96	N/A	15.60	N/A	13.71	N/A
Russell 2000® Index	37.85	19.96	N/A	13.26	N/A	10.75	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets

Equity Funds	76%

Fixed-Income Funds	25

Money Market Funds	— (a)

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	41%

iShares Core MSCI Total International Stock ETF	29

U.S. Total Bond Index Master Portfolio	20

iShares TIPS Bond ETF	5

iShares Developed Real Estate Index Fund, Class K	4

Master Small Cap Index Series	2

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	13

LifePath Index Fund Summary as of December 31, 2020	BlackRock LifePath® Index 2040 Fund

Investment Objective

BlackRock LifePath® Index 2040 Fund’s (“LifePath Index 2040 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, LifePath Index 2040 Fund ceased to invest in LifePath Index 2040 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The LifePath Index Fund commenced operations on May 31, 2011.

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex-USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	13.1%	1.3%	N/A	27.6%	54.6%	3.4%
01/01/12 to 12/31/12	15.3	1.6	4.2%	25.6	50.5	2.8
01/01/13 to 12/31/13	17.1	1.7	8.7	23.9	46.2	2.4
01/01/14 to 12/31/14	16.3	1.6	9.5	24.9	45.3	2.4
01/01/15 to 12/31/15	5.6	0.7	12.9	28.6	50.1	2.1
01/01/16 to 12/31/16	6.9	0.9	12.9	28.5	48.9	1.9
01/01/17 to 12/31/17	9.2	1.2	13.2	28.2	47.1	1.1
01/01/18 to 12/31/18	10.3	1.4	12.8	28.3	45.9	1.3
01/01/19 to 12/31/19	8.4	3.0	4.2	35.2	47.0	2.2
01/01/20 to 12/31/20	10.8	3.2	4.1	33.9	46.2	1.8

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” for descriptions of the indexes.

14	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2020 (continued)	BlackRock LifePath® Index 2040 Fund

Performance Summary for the Period Ended December 31, 2020

		Average Annual Total Returns(a)

		1 Year		5 Years		Since Inception(b)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	20.96%	14.04%	N/A	11.39%	N/A	8.95%	N/A
Investor A	20.85	13.78	N/A	11.12	N/A	8.67	N/A
Investor P	20.80	13.73	7.76%	11.11	9.91%	8.68	8.07%
Class K	20.99	14.10	N/A	11.44	N/A	8.99	N/A
LifePath Index 2040 Fund Custom Benchmark	21.25	14.12	N/A	11.46	N/A	9.05	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.29	7.51	N/A	4.44	N/A	3.69	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	4.70	10.99	N/A	5.08	N/A	3.45	N/A
FTSE EPRA Nareit Developed Index	15.63	(9.04)	N/A	3.74	N/A	4.79	N/A
MSCI ACWI ex USA IMI Index	25.19	11.12	N/A	8.98	N/A	4.73	N/A
Russell 1000® Index	24.46	20.96	N/A	15.60	N/A	13.71	N/A
Russell 2000® Index	37.85	19.96	N/A	13.26	N/A	10.75	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets

Equity Funds	86%

Fixed-Income Funds	14

Money Market Funds	—	(a)

Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	46%

iShares Core MSCI Total International Stock ETF	34

U.S. Total Bond Index Master Portfolio	11

iShares Developed Real Estate Index Fund, Class K	4

iShares TIPS Bond ETF	3

Master Small Cap Index Series	2

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	15

LifePath Index Fund Summary as of December 31, 2020	BlackRock LifePath® Index 2045 Fund

Investment Objective

BlackRock LifePath® Index 2045 Fund’s (“LifePath Index 2045 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, LifePath Index 2045 Fund ceased to invest in LifePath Index 2045 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The LifePath Index Fund commenced operations on May 31, 2011.

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex-USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	8.7%	N/A	N/A	29.6%	58.3%	3.4%
01/01/12 to 12/31/12	11.2	N/A	4.8%	27.4	54.0	2.6
01/01/13 to 12/31/13	13.2	N/A	9.8	25.4	49.5	2.1
01/01/14 to 12/31/14	12.6	N/A	10.7	26.4	48.1	2.2
01/01/15 to 12/31/15	1.8	0.2%	14.2	30.0	51.7	2.1
01/01/16 to 12/31/16	2.3	0.2	14.6	30.2	50.8	1.9
01/01/17 to 12/31/17	3.4	0.3	15.3	30.5	49.6	0.9
01/01/18 to 12/31/18	4.0	0.4	15.0	30.7	48.8	1.1
01/01/19 to 12/31/19	3.0	1.4	4.6	38.5	50.5	2.0
01/01/20 to 12/31/20	4.3	1.6	4.5	37.6	50.5	1.5

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” for descriptions of the indexes.

16	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2020 (continued)	BlackRock LifePath® Index 2045 Fund

Performance Summary for the Period Ended December 31, 2020

		Average Annual Total Returns(a)

		1 Year		5 Years		Since Inception(b)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	22.83%	14.67%	N/A	11.86%	N/A	9.27%	N/A
Investor A	22.66	14.35	N/A	11.59	N/A	9.00	N/A
Investor P	22.72	14.34	8.33%	11.57	10.38%	9.00	8.39%
Class K	22.85	14.64	N/A	11.91	N/A	9.33	N/A
LifePath Index 2045 Fund Custom Benchmark	23.12	14.71	N/A	11.91	N/A	9.39	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.29	7.51	N/A	4.44	N/A	3.69	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	4.70	10.99	N/A	5.08	N/A	3.45	N/A
FTSE EPRA Nareit Developed Index	15.63	(9.04)	N/A	3.74	N/A	4.79	N/A
MSCI ACWI ex USA IMI Index	25.19	11.12	N/A	8.98	N/A	4.73	N/A
Russell 1000® Index	24.46	20.96	N/A	15.60	N/A	13.71	N/A
Russell 2000® Index	37.85	19.96	N/A	13.26	N/A	10.75	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets

Equity Funds	94%

Fixed-Income Funds	6

Money Market Funds	—	(a)

Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	51%

iShares Core MSCI Total International Stock ETF	37

iShares Developed Real Estate Index Fund, Class K	4

U.S. Total Bond Index Master Portfolio	4

iShares TIPS Bond ETF	2

Master Small Cap Index Series	2

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	17

LifePath Index Fund Summary as of December 31, 2020	BlackRock LifePath® Index 2050 Fund

Investment Objective

BlackRock LifePath® Index 2050 Fund’s (“LifePath Index 2050 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, LifePath Index 2050 Fund ceased to invest in LifePath Index 2050 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The LifePath Index Fund commenced operations on May 31, 2011.

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex-USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	3.3%	N/A	N/A	31.6%	61.7%	3.4%
01/01/12 to 12/31/12	5.8	N/A	5.3%	29.2	57.1	2.6
01/01/13 to 12/31/13	7.9	N/A	10.8	26.9	52.5	1.9
01/01/14 to 12/31/14	8.3	N/A	11.7	27.7	50.4	1.9
01/01/15 to 12/31/15	1.0	N/A	14.5	30.3	52.1	2.1
01/01/16 to 12/31/16	1.0	N/A	15.0	30.9	51.2	1.9
01/01/17 to 12/31/17	1.0	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18	1.2	N/A	16.0	31.7	50.1	1.0
01/01/19 to 12/31/19	1.0	0.4%	4.8	39.9	52.0	1.9
01/01/20 to 12/31/20	1.3	0.5	4.7	39.5	52.7	1.3

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” for descriptions of the indexes.

18	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2020 (continued)	BlackRock LifePath® Index 2050 Fund

Performance Summary for the Period Ended December 31, 2020

		Average Annual Total Returns(a)

		1 Year		5 Years		Since Inception(b)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	23.80%	14.98%	N/A	12.04%	N/A	9.48%	N/A
Investor A	23.56	14.67	N/A	11.76	N/A	9.20	N/A
Investor P	23.66	14.67	8.65%	11.76	10.57%	9.21	8.60%
Class K	23.83	15.04	N/A	12.09	N/A	9.53	N/A
LifePath Index 2050 Fund Custom Benchmark	24.07	15.09	N/A	12.10	N/A	9.59	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.29	7.51	N/A	4.44	N/A	3.69	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	4.70	10.99	N/A	5.08	N/A	3.45	N/A
FTSE EPRA Nareit Developed Index	15.63	(9.04)	N/A	3.74	N/A	4.79	N/A
MSCI ACWI ex USA IMI Index	25.19	11.12	N/A	8.98	N/A	4.73	N/A
Russell 1000® Index	24.46	20.96	N/A	15.60	N/A	13.71	N/A
Russell 2000® Index	37.85	19.96	N/A	13.26	N/A	10.75	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets

Equity Funds	99%

Fixed-Income Funds	1

Money Market Funds	—	(a)

Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	53%

iShares Core MSCI Total International Stock ETF	39

iShares Developed Real Estate Index Fund, Class K	5

Master Small Cap Index Series	2

U.S. Total Bond Index Master Portfolio	1

iShares TIPS Bond ETF	—	(a)

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	19

LifePath Index Fund Summary as of December 31, 2020	BlackRock LifePath® Index 2055 Fund

Investment Objective

BlackRock LifePath® Index 2055 Fund’s (“LifePath Index 2055 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, LifePath Index 2055 Fund ceased to invest in LifePath Index 2055 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The LifePath Index Fund commenced operations on May 31, 2011.

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex-USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	1.0%	N/A	N/A	33.2%	59.8%	6.0%
01/01/12 to 12/31/12	1.1	N/A	5.9%	31.4	57.4	4.2
01/01/13 to 12/31/13	2.7	N/A	12.2	28.4	54.8	1.9
01/01/14 to 12/31/14	4.2	N/A	12.8	29.0	52.1	1.9
01/01/15 to 12/31/15	1.0	N/A	14.5	30.3	52.1	2.1
01/01/16 to 12/31/16	1.0	N/A	15.0	30.9	51.2	1.9
01/01/17 to 12/31/17	1.0	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18	1.0	N/A	16.1	31.8	50.1	1.0
01/01/19 to 12/31/19	0.9	0.1%	4.8	40.2	52.0	2.0
01/01/20 to 12/31/20	0.8	0.2	4.8	39.9	52.9	1.4

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” for descriptions of the indexes.

20	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2020 (continued)	BlackRock LifePath® Index 2055 Fund

Performance Summary for the Period Ended December 31, 2020

		Average Annual Total Returns(a)

		1 Year		5 Years		Since Inception(b)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	23.86%	15.03%	N/A	12.06%	N/A	9.61%	N/A
Investor A	23.71	14.72	N/A	11.78	N/A	9.33	N/A
Investor P	23.67	14.69	8.67%	11.77	10.58%	9.33	8.72%
Class K	23.90	15.02	N/A	12.11	N/A	9.66	N/A
LifePath Index 2055 Fund Custom Benchmark	24.23	15.19	N/A	12.12	N/A	9.69	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.29	7.51	N/A	4.44	N/A	3.69	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	4.70	10.99	N/A	5.08	N/A	3.45	N/A
FTSE EPRA Nareit Developed Index	15.63	(9.04)	N/A	3.74	N/A	4.79	N/A
MSCI ACWI ex USA IMI Index	25.19	11.12	N/A	8.98	N/A	4.73	N/A
Russell 1000® Index	24.46	20.96	N/A	15.60	N/A	13.71	N/A
Russell 2000® Index	37.85	19.96	N/A	13.26	N/A	10.75	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets

Equity Funds	99%

Fixed-Income Funds	1

Money Market Funds	—	(a)

Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	54%

iShares Core MSCI Total International Stock ETF	39

iShares Developed Real Estate Index Fund, Class K	5

Master Small Cap Index Series	1

U.S. Total Bond Index Master Portfolio	1

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

iShares TIPS Bond ETF	—	(a)

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	21

LifePath Index Fund Summary as of December 31, 2020	BlackRock LifePath® Index 2060 Fund

Investment Objective

BlackRock LifePath® Index 2060 Fund’s (“LifePath Index 2060 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, LifePath Index 2060 Fund ceased to invest in LifePath Index 2060 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The LifePath Index Fund commenced operations on February 29, 2016.

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex-USA IMI Index	Russell 1000® Index	Russell 2000® Index
02/29/16 to 12/31/16	1.0%	N/A	15.0%	30.9%	51.2%	1.9%
01/01/17 to 12/31/17	1.0	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18	1.0	N/A	16.1	31.8	50.1	1.0
01/01/19 to 12/31/19	0.9	0.1%	4.8	40.2	52.0	2.0
01/01/20 to 12/31/20	0.9	0.1	4.8	39.9	52.9	1.4

(a)	The LifePath Index Fund commenced operations on February 29, 2016.
See “About Fund Performance” for descriptions of the indexes.

22	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2020 (continued)	BlackRock LifePath® Index 2060 Fund

Performance Summary for the Period Ended December 31, 2020

		Average Annual Total Returns(a)

		1 Year		Since Inception(b)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	23.84%	15.02%	N/A	13.98%	N/A
Investor A	23.68	14.71	N/A	13.69	N/A
Investor P	23.69	14.65	8.63%	13.71	12.46%
Class K	23.95	15.06	N/A	14.05	N/A
LifePath Index 2060 Fund Custom Benchmark	24.23	15.18	N/A	13.97	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.29	7.51	N/A	4.14	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	4.70	10.99	N/A	4.70	N/A
FTSE EPRA Nareit Developed Index	15.63	(9.04)	N/A	4.73	N/A
MSCI ACWI ex USA IMI Index	25.19	11.12	N/A	11.15	N/A
Russell 1000® Index	24.46	20.96	N/A	17.50	N/A
Russell 2000® Index	37.85	19.96	N/A	15.92	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on February 29, 2016.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	99%

Fixed-Income Funds	1

Money Market Funds	—	(a)

Other Assets Less Liabilities	—	(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	54%

iShares Core MSCI Total International Stock ETF	39

iShares Developed Real Estate Index Fund, Class K	5

Master Small Cap Index Series	1

U.S. Total Bond Index Master Portfolio	1

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

iShares TIPS Bond ETF	—	(a)

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	23

LifePath Index Fund Summary as of December 31, 2020	BlackRock LifePath® Index 2065 Fund

Investment Objective

BlackRock LifePath® Index 2065 Fund’s (“LifePath Index 2065 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, LifePath Index 2065 Fund ceased to invest in LifePath Index 2065 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The LifePath Index Fund commenced operations on October 30, 2019.

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)		FTSE EPRA Nareit Developed Index	MSCI ACWI ex-USA IMI Index	Russell 1000® Index	Russell 2000® Index
10/30/19 to 12/31/19	1.0%	0.0	%(b)	4.8%	40.2%	52.0%	2.0%

01/01/20 to 12/31/20	1.0	0.0	(b)	4.8	39.9	52.9	1.4

(a)	The LifePath Index Fund commenced operations on October 30, 2019.
See “About Fund Performance” for descriptions of the indexes.

24	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2020 (continued)	BlackRock LifePath® Index 2065 Fund

Performance Summary for the Period Ended December 31, 2020

		Average Annual Total Returns(a)

		1 Year		Since Inception(b)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	23.76%	15.43%	N/A	18.50%	N/A
Investor A	23.61	15.14	N/A	18.21	N/A
Investor P	23.52	15.12	9.08%	18.19	12.91%
Class K	23.79	15.47	N/A	18.55	N/A
LifePath Index 2065 Fund Custom Benchmark	24.22	15.18	N/A	18.36	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.29	7.51	N/A	6.76	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	4.70	10.99	N/A	10.33	N/A
FTSE EPRA Nareit Developed Index	15.63	(9.04)	N/A	(8.19)	N/A
MSCI ACWI ex USA IMI Index	25.19	11.12	N/A	14.62	N/A
Russell 1000® Index	24.46	20.96	N/A	24.11	N/A
Russell 2000® Index	37.85	19.96	N/A	23.22	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)	The LifePath Index 2065 Fund commenced operations on October 30, 2019.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	99%

Fixed-Income Funds	1

Money Market Funds	—	(a)

Other Assets Less Liabilities	—	(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	54%

iShares Core MSCI Total International Stock ETF	39

iShares Developed Real Estate Index Fund, Class K	5

Master Small Cap Index Series	1

U.S. Total Bond Index Master Portfolio	1

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	25

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the LifePath Index Funds’ distributor to offer such shares. Except with respect to LifePath Index 2065 Fund, Investor P Shares performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (“BFA” or the “Manager”) and BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Index Fund’s Manager and Administrator respectively, has contractually agreed to waive and/or reimburse a portion of each LifePath Index Fund’s expenses. Without such waivers and/or reimbursements, each LifePath Index Fund’s performance would have been lower. With respect to each LifePath Index Fund’s contractual waivers, the Manager and Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index Funds’ changing asset allocations over time. As of December 31, 2020, the following indexes are used to calculate the LifePath Index Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Index Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on July 1, 2020 and held through December 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath Index Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

26	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Expenses  (continued)

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Expenses Paid During the Period (b)	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Expenses Paid During the Period (b)	Annualized Expense Ratio
LifePath Index Retirement Fund
Institutional	$ 1,000.00	$ 1,106.50	$ 0.58	$ 1,000.00	$ 1,024.58	$ 0.56	0.11%
Investor A	1,000.00	1,105.30	1.91	1,000.00	1,023.33	1.83	0.36
Investor P	1,000.00	1,105.30	1.91	1,000.00	1,023.33	1.83	0.36
Class K	1,000.00	1,106.90	0.32	1,000.00	1,024.83	0.31	0.06
LifePath Index 2025 Fund
Institutional	1,000.00	1,133.30	0.54	1,000.00	1,024.63	0.51	0.10
Investor A	1,000.00	1,132.10	1.88	1,000.00	1,023.38	1.78	0.35
Investor P	1,000.00	1,131.60	1.88	1,000.00	1,023.38	1.78	0.35
Class K	1,000.00	1,132.80	0.27	1,000.00	1,024.89	0.25	0.05
LifePath Index 2030 Fund
Institutional	1,000.00	1,159.80	0.54	1,000.00	1,024.63	0.51	0.10
Investor A	1,000.00	1,158.40	1.90	1,000.00	1,023.38	1.78	0.35
Investor P	1,000.00	1,158.50	1.90	1,000.00	1,023.38	1.78	0.35
Class K	1,000.00	1,159.50	0.27	1,000.00	1,024.89	0.25	0.05
LifePath Index 2035 Fund
Institutional	1,000.00	1,185.40	0.55	1,000.00	1,024.63	0.51	0.10
Investor A	1,000.00	1,184.50	1.92	1,000.00	1,023.38	1.78	0.35
Investor P	1,000.00	1,184.10	1.92	1,000.00	1,023.38	1.78	0.35
Class K	1,000.00	1,185.80	0.27	1,000.00	1,024.89	0.25	0.05
LifePath Index 2040 Fund
Institutional	1,000.00	1,209.60	0.56	1,000.00	1,024.63	0.51	0.10
Investor A	1,000.00	1,208.50	1.94	1,000.00	1,023.38	1.78	0.35
Investor P	1,000.00	1,208.00	1.94	1,000.00	1,023.38	1.78	0.35
Class K	1,000.00	1,209.90	0.28	1,000.00	1,024.89	0.25	0.05
LifePath Index 2045 Fund
Institutional	1,000.00	1,228.30	0.56	1,000.00	1,024.63	0.51	0.10
Investor A	1,000.00	1,226.60	1.96	1,000.00	1,023.38	1.78	0.35
Investor P	1,000.00	1,227.20	1.96	1,000.00	1,023.38	1.78	0.35
Class K	1,000.00	1,228.50	0.28	1,000.00	1,024.89	0.25	0.05
LifePath Index 2050 Fund
Institutional	1,000.00	1,238.00	0.56	1,000.00	1,024.63	0.51	0.10
Investor A	1,000.00	1,235.60	1.97	1,000.00	1,023.38	1.78	0.35
Investor P	1,000.00	1,236.60	1.97	1,000.00	1,023.38	1.78	0.35
Class K	1,000.00	1,238.30	0.28	1,000.00	1,024.89	0.25	0.05
LifePath Index 2055 Fund
Institutional	1,000.00	1,238.60	0.51	1,000.00	1,024.68	0.46	0.09
Investor A	1,000.00	1,237.10	1.91	1,000.00	1,023.43	1.73	0.34
Investor P	1,000.00	1,236.70	1.91	1,000.00	1,023.43	1.73	0.34
Class K	1,000.00	1,239.00	0.23	1,000.00	1,024.94	0.20	0.04
LifePath Index 2060 Fund
Institutional	1,000.00	1,238.40	0.51	1,000.00	1,024.68	0.46	0.09
Investor A	1,000.00	1,236.80	1.91	1,000.00	1,023.43	1.73	0.34
Investor P	1,000.00	1,236.90	1.91	1,000.00	1,023.43	1.73	0.34
Class K	1,000.00	1,239.50	0.23	1,000.00	1,024.94	0.20	0.04
LifePath Index 2065 Fund
Institutional	1,000.00	1,237.60	0.45	1,000.00	1,024.73	0.41	0.08
Investor A	1,000.00	1,236.10	1.91	1,000.00	1,023.43	1.73	0.34
Investor P	1,000.00	1,235.20	1.85	1,000.00	1,023.48	1.68	0.33
Class K	1,000.00	1,237.90	0.17	1,000.00	1,024.99	0.15	0.03

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the LifePath Index Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six-month period shown).

D I S C L O S U R E O F E X P E N S E S	27

Derivative Financial Instruments

The LifePath Index Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Index Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Index Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Index Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

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Schedule of Investments December 31, 2020	BlackRock LifePath® Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 40.4%
iShares Core MSCI Total International Stock ETF	17,366,177	$1,166,833,433
iShares Developed Real Estate Index Fund, Class K	20,832,324	205,198,393
Large Cap Index Master Portfolio	$1,856,708,204	1,856,708,204
Master Small Cap Index Series	$287,340,249	287,340,248

		3,516,080,278

Fixed-Income Funds — 59.6%
iShares TIPS Bond ETF	5,322,420	679,406,913
U.S. Total Bond Index Master Portfolio	$4,504,235,393	4,504,235,393

		5,183,642,306

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.05%(b)	19,917,066	$19,917,066

Total Investments — 100.2% (Cost: $7,151,239,889)		8,719,639,650

Liabilities in Excess of Other Assets — (0.2)%		(18,792,086)

Net Assets — 100.0%		$8,700,847,564

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (“1940 Act”), as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$6,308	(a)	$—		$(6,308)	$—	$—	—	$17,369(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,511,588	(c)	6,405,478	(d)	—		—	—	19,917,066	19,917,066	52,283		—
iShares Core MSCI Total International Stock ETF	978,564,844	(c)	281,494,954	(e)	(222,657,180	)(f)	(365,851)	129,796,666	1,166,833,433	17,366,177	22,286,350		—
iShares Developed Real Estate Index Fund, Class K	169,252,930	(c)	53,607,939	(e)	(9,077,361	)(f)	(2,435,486)	(6,149,629)	205,198,393	20,832,324	3,819,148		—
iShares TIPS Bond ETF	622,220,935	(c)	73,634,839	(e)	(72,304,131	)(f)	980,402	54,874,868	679,406,913	5,322,420	7,578,190		—
Large Cap Index Master Portfolio	1,737,789,980	(c)	—		(342,427,151	)(d)	(7,031,223)	468,376,598	1,856,708,204	$1,856,708,204	31,561,354		—
Master Small Cap Index Series	265,071,806	(c)	—		(68,004,527	)(d)	12,934,274	77,338,695	287,340,248	$287,340,249	3,342,125		—
U.S. Total Bond Index Master Portfolio	4,063,455,945	(c)	399,651,166	(a)	—		39,571,763	1,556,519	4,504,235,393	$4,504,235,393	95,669,026		—

							$43,647,571	$725,793,717	$8,719,639,650		$164,325,845		$—

(a)	Represents net amount purchased (sold) by the Fund and the respective LifePath Index Master Portfolio.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents value held by the respective LifePath Index Master Portfolio as of December 31, 2019.
(d)	Represents net amount purchased (sold) by the respective LifePath Index Master Portfolio.
(e)	Represents amount purchased by the Fund and the respective LifePath Index Master Portfolio.
(f)	Represents amount sold by the Fund and the respective LifePath Index Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) December 31, 2020	BlackRock LifePath® Index Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s investments categorized in the disclosure hierarchy. The breakdown of the LifePath Index Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,372,031,826	$—	$—	$1,372,031,826
Fixed-Income Funds	679,406,913	—	—	679,406,913
Money Market Funds	19,917,066	—	—	19,917,066

	$2,071,355,805	$—	$—	2,071,355,805

Investments Valued at NAV(a)				6,648,283,845

				$8,719,639,650

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

30	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2020	BlackRock LifePath® Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 51.8%
iShares Core MSCI Total International Stock ETF	16,748,791	$1,125,351,267
iShares Developed Real Estate Index Fund, Class K	14,635,665	144,161,301
Large Cap Index Master Portfolio	$1,619,068,487	1,619,068,487
Master Small Cap Index Series	$176,985,710	176,985,710

		3,065,566,765

Fixed-Income Funds — 48.7%
iShares TIPS Bond ETF	3,319,274	423,705,326
U.S. Total Bond Index Master Portfolio	$2,454,277,664	2,454,277,664

		2,877,982,990

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.05%(b)	11,022,024	$11,022,024

Total Investments — 100.7% (Cost: $4,864,726,364)		5,954,571,779
Liabilities in Excess of Other Assets — (0.7)%		(43,736,521)

Net Assets — 100.0%		$5,910,835,258

(a) Affiliate of the Fund.

(b) Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$16,287,137	(b)	$—		$(16,290,508	)(c)	$3,371	$—	$—	—	$7,075	(d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,412,435	(b)	—		(6,390,411	)(e)	—	—	11,022,024	11,022,024	60,481		—
iShares Core MSCI Total International Stock ETF	871,155,964	(b)	279,214,445	(f)	(138,336,571)		(8,917,146)	122,234,575	1,125,351,267	16,748,791	20,869,161		—
iShares Developed Real Estate Index Fund, Class K	112,179,226	(b)	41,830,842	(f)	(4,376,988	)(g)	(759,135)	(4,712,644)	144,161,301	14,635,665	2,556,103		—
iShares TIPS Bond ETF	321,005,220	(b)	110,560,652	(f)	(39,249,927	)(g)	269,685	31,119,696	423,705,326	3,319,274	4,336,073		—
Large Cap Index Master Portfolio	1,325,331,185	(b)	—		(112,144,194	)(e)	(9,869,596)	415,751,092	1,619,068,487	$1,619,068,487	1,907,283		—
Master Small Cap Index Series .	139,303,151	(b)	—		(17,943,636	)(e)	4,990,565	50,635,630	176,985,710	$176,985,710	25,667,468		—
U.S. Total Bond Index Master Portfolio	1,735,817,461	(b)	775,100,143	(e)	—		13,457,882	(70,097,822)	2,454,277,664	$2,454,277,664	45,806,863		—

							$(824,374)	$544,930,527	$5,954,571,779		$101,210,507		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents value held by the respective LifePath Index Master Portfolio as of December 31, 2019.
(c)	Represents net amount purchased (sold) by the respective LifePath Index Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents net amount purchased (sold) by the Fund and the respective LifePath Index Master Portfolio.
(f)	Represents amount purchased by the Fund and the respective LifePath Index Master Portfolio.
(g)	Represents amount sold by the Fund and the respective LifePath Index Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) December 31, 2020	BlackRock LifePath® Index 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s investments categorized in the disclosure hierarchy. The breakdown of the LifePath Index Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,269,512,568	$—	$—	$1,269,512,568
Fixed-Income Funds	423,705,326	—	—	423,705,326
Money Market Funds	11,022,024	—	—	11,022,024

	$1,704,239,918	$—	$—	1,704,239,918

Investments Valued at NAV(a)				4,250,331,861

				$5,954,571,779

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

32	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2020	BlackRock LifePath® Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 63.9%
iShares Core MSCI Total International Stock ETF(b)	34,197,237	$2,297,712,354
iShares Developed Real Estate Index Fund, Class K	29,292,862	288,534,691
Large Cap Index Master Portfolio	$3,228,535,565	3,228,535,566
Master Small Cap Index Series	$242,057,849	242,057,849

		6,056,840,460

Fixed-Income Funds — 36.6%
iShares TIPS Bond ETF	4,532,843	578,617,409
U.S. Total Bond Index Master Portfolio	$2,889,132,110	2,889,132,110

		3,467,749,519

Security	Shares	Value

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.21%(c)(d)	8,681,237	$8,686,445
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.05%(c)	18,373,031	18,373,031

		27,059,476

Total Investments — 100.8% (Cost: $7,609,637,857)		9,551,649,455

Liabilities in Excess of Other Assets — (0.8)%		(73,488,314)

Net Assets — 100.0%		$9,478,161,141

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$44,337,623	(a)	$—		$(35,640,878	)(b)	$(10,300)	$—	$8,686,445	8,681,237	$30,116	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,229,450	(a)	—		(4,856,419	)(b)	—	—	18,373,031	18,373,031	86,120		—
iShares Core MSCI Total International Stock ETF	1,953,699,747	(a)	360,516,248	(d)	(226,642,579)		(11,987,010)	222,125,948	2,297,712,354	34,197,237	43,085,516		—
iShares Developed Real Estate Index Fund, Class K	239,578,070	(a)	64,993,181	(d)	(937,785)		(393,477)	(14,705,298)	288,534,691	29,292,862	5,151,949		—
iShares TIPS Bond ETF	472,854,781	(a)	127,319,049	(d)	(65,189,508)		840,298	42,792,789	578,617,409	4,532,843	6,015,425		—
Large Cap Index Master Portfolio	2,782,798,842	(a)	—		(293,929,037	)(b)	(26,615,032)	766,280,793	3,228,535,566	$3,228,535,565	51,033,012		—
Master Small Cap Index Series .	215,331,988	(a)	—		(36,602,842	)(b)	2,864,340	60,464,363	242,057,849	$242,057,849	2,721,302		—
U.S. Total Bond Index Master Portfolio	2,122,135,033	(a)	891,813,626	(b)	—		19,920,579	(144,737,128)	2,889,132,110	$2,889,132,110	53,955,315		—

							$(15,380,602)	$932,221,467	$9,551,649,455		$162,078,755		$—

(a)	Represents value held by the respective LifePath Index Master Portfolio as of December 31, 2019.
(b)	Represents net amount purchased (sold) by the Fund and the respective LifePath Index Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents amount purchased by the Fund and the respective LifePath Index Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) December 31, 2020	BlackRock LifePath® Index 2030 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s investments categorized in the disclosure hierarchy. The breakdown of the LifePath Index Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,586,247,045	$—	$—	$2,586,247,045
Fixed-Income Funds	578,617,409	—	—	578,617,409
Money Market Funds	27,059,476	—	—	27,059,476

	$3,191,923,930	$—	$—	3,191,923,930

Investments Valued at NAV(a)				6,359,725,525

				$9,551,649,455

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

34	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2020	BlackRock LifePath® Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 75.6%
iShares Core MSCI Total International Stock ETF	24,089,850	$1,618,597,021
iShares Developed Real Estate Index Fund, Class K	20,100,050	197,985,491
Large Cap Index Master Portfolio	$2,231,168,618	2,231,168,618
Master Small Cap Index Series	$119,787,483	119,787,483

		4,167,538,613

Fixed-Income Funds — 24.9%
iShares TIPS Bond ETF	2,098,038	267,814,551
U.S. Total Bond Index Master Portfolio	$1,107,175,687	1,107,175,687

		1,374,990,238

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.05%(b)	10,680,641	$10,680,641

Total Investments — 100.7% (Cost: $4,359,015,128)		5,553,209,492

Liabilities in Excess of Other Assets — (0.7)%		(38,310,712)

Net Assets — 100.0%		$5,514,898,780

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$21,585,312	(b)	$—		$(21,571,371	)(c)	$(13,941)	$—	$—	—	$79,026	(d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,982,921	(b)	—		(1,302,280	)(c)	—	—	10,680,641	10,680,641	59,117		—
iShares Core MSCI Total International Stock ETF	1,236,318,116	(b)	351,442,302	(e)	(123,545,040)		(9,348,005)	163,729,648	1,618,597,021	24,089,850	29,541,337		—
iShares Developed Real Estate Index Fund, Class K	148,682,591	(b)	58,336,055	(e)	(1,409,509)		(374,203)	(7,249,443)	197,985,491	20,100,050	3,434,858		—
iShares TIPS Bond ETF	190,457,778	(b)	85,903,880	(e)	(27,205,428)		202,048	18,456,273	267,814,551	2,098,038	2,615,796		—
Large Cap Index Master Portfolio	1,691,016,615	(b)	67,746,442	(c)	—		(17,521,483)	489,927,044	2,231,168,618	$2,231,168,618	32,912,097		—
Master Small Cap Index Series	100,199,137	(b)	—		(10,329,038	)(c)	1,078,525	28,838,859	119,787,483	$119,787,483	1,293,165		—
U.S. Total Bond Index Master Portfolio	703,226,470	(b)	488,591,693	(c)	—		5,734,009	(90,376,485)	1,107,175,687	$1,107,175,687	19,315,071		—

							$(20,243,050)	$603,325,896	$5,553,209,492		$89,250,467		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents value held by the respective LifePath Index Master Portfolio as of December 31, 2019.
(c)	Represents net amount purchased (sold) by the Fund and the respective LifePath Index Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents amount purchased by the Fund and the respective LifePath Index Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) December 31, 2020	BlackRock LifePath® Index 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s investments categorized in the disclosure hierarchy. The breakdown of the LifePath Index Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,816,582,512	$—	$—	$1,816,582,512
Fixed-Income Funds	267,814,551	—	—	267,814,551
Money Market Funds	10,680,641	—	—	10,680,641

	$2,095,077,704	$—	$—	2,095,077,704

Investments Valued at NAV(a)				3,458,131,788

				$5,553,209,492

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

36	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2020	BlackRock LifePath® Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 85.6%
iShares Core MSCI Total International Stock ETF	38,734,295	$2,602,557,281
iShares Developed Real Estate Index Fund, Class K	32,468,510	319,814,829
Large Cap Index Master Portfolio	$3,612,742,316	3,612,742,316
Master Small Cap Index Series	$142,164,372	142,164,372

		6,677,278,798

Fixed-Income Funds — 14.4%
iShares TIPS Bond ETF	1,951,885	249,158,120
U.S. Total Bond Index Master Portfolio	$870,508,013	870,508,013

		1,119,666,133

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.05%(b)	17,848,565	$17,848,565

Total Investments — 100.2% (Cost: $6,009,743,485)		7,814,793,496

Liabilities in Excess of Other Assets — (0.2)%		(18,095,533)

Net Assets — 100.0%		$7,796,697,963

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$21,861(a	)	$—		$(21,861)	$—	$—	—	$53,009(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,155,509(c	)	—		(306,944	)(a)	—	—	17,848,565	17,848,565	71,349		—
iShares Core MSCI Total International Stock ETF	2,170,643,648(c	)	427,246,852(d	)	(229,853,353)		(12,883,106)	247,403,240	2,602,557,281	38,734,295	48,412,638		—
iShares Developed Real Estate Index Fund, Class K	256,698,100(c	)	79,166,556(d	)	—		—	(16,049,827)	319,814,829	32,468,510	5,581,332		—
iShares TIPS Bond ETF	187,485,010(c	)	74,206,614(d	)	(29,967,188)		313,009	17,120,675	249,158,120	1,951,885	2,446,324		—
Large Cap Index Master Portfolio	2,885,481,089(c	)	55,223,108(a	)	—		(35,518,525)	707,556,644	3,612,742,316	$3,612,742,316	53,414,296		—
Master Small Cap Index Series	135,100,281(c	)	—		(23,231,796	)(a)	90,654	30,205,233	142,164,372	$142,164,372	1,561,383		—
U.S. Total Bond Index Master Portfolio	521,851,101(c	)	446,267,919(a	)	—		5,425,228	(103,036,235)	870,508,013	$870,508,013	14,514,713		—

							$(42,594,601)	$883,199,730	$7,814,793,496		$126,055,044		$—

(a)	Represents net amount purchased (sold) by the Fund and the respective LifePath Index Master Portfolio.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents value held by the respective LifePath Index Master Portfolio as of December 31, 2019.
(d)	Represents amount purchased by the Fund and the respective LifePath Index Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) December 31, 2020	BlackRock LifePath® Index 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s investments categorized in the disclosure hierarchy. The breakdown of the LifePath Index Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,922,372,110	$—	$—	$2,922,372,110
Fixed-Income Funds	249,158,120	—	—	249,158,120
Money Market Funds	17,848,565	—	—	17,848,565

	$3,189,378,795	$—	$—	3,189,378,795

Investments Valued at NAV(a)				4,625,414,701

				$7,814,793,496

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

38	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2020	BlackRock LifePath® Index 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 94.0%
iShares Core MSCI Total International Stock ETF	23,320,502	$1,566,904,530
iShares Developed Real Estate Index Fund, Class K	19,288,113	189,987,917
Large Cap Index Master Portfolio	$2,141,738,687	2,141,738,687
Master Small Cap Index Series	$66,382,532	66,382,532

		3,965,013,666

Fixed-Income Funds — 6.1%
iShares TIPS Bond ETF	558,069	71,237,508
U.S. Total Bond Index Master Portfolio	$185,373,116	185,373,116

		256,610,624

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.05%(b)	8,265,999	$8,265,999

Total Investments — 100.3% (Cost: $3,250,118,754)		4,229,890,289

Liabilities in Excess of Other Assets — (0.3)%		(11,382,996)

Net Assets — 100.0%		$4,218,507,293

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$11,173(a	)	$—		$(11,173)	$—	$—	—	$18,979(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,785,343(c	)	—		(4,519,344	)(a)	—	—	8,265,999	8,265,999	46,073		—
iShares Core MSCI Total International Stock ETF	1,139,308,002(c	)	386,485,995(d	)	(110,312,273)		(9,705,746)	161,128,552	1,566,904,530	23,320,502	28,171,043		—
iShares Developed Real Estate Index Fund, Class K	134,440,438(c	)	62,388,288(d	)	(399,124)		(109,296)	(6,332,389)	189,987,917	19,288,113	3,155,674		—
iShares TIPS Bond ETF	41,612,226(c	)	27,920,808(d	)	(2,636,655)		(12,171)	4,353,300	71,237,508	558,069	627,655		—
Large Cap Index Master Portfolio	1,493,424,773(c	)	289,360,319(a	)	—		(21,880,166)	380,833,761	2,141,738,687	$2,141,738,687	29,644,407		—
Master Small Cap Index Series	59,573,564(c	)	—		(7,760,907	)(a)	(240,730)	14,810,605	66,382,532	$66,382,532	706,523		—
U.S. Total Bond Index Master Portfolio	88,557,698(c	)	124,821,473(a	)	—		778,323	(28,784,378)	185,373,116	$185,373,116	2,760,583		—

							$(31,180,959)	$526,009,451	$4,229,890,289		$65,130,937		$—

(a)	Represents net amount purchased (sold) by the Fund and the respective LifePath Index Master Portfolio.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents value held by the respective LifePath Index Master Portfolio as of December 31, 2019.
(d)	Represents amount purchased by the Fund and the respective LifePath Index Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) December 31, 2020	BlackRock LifePath® Index 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s investments categorized in the disclosure hierarchy. The breakdown of the LifePath Index Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,756,892,447	$—	$—	$1,756,892,447
Fixed-Income Funds	71,237,508	—	—	71,237,508
Money Market Funds	8,265,999	—	—	8,265,999

	$1,836,395,954	$—	$—	1,836,395,954

Investments Valued at NAV(a)				2,393,494,335

				$4,229,890,289

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

40	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2020	BlackRock LifePath® Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	25,313,535	$1,700,816,417
iShares Developed Real Estate Index Fund, Class K	20,822,179	205,098,460
Large Cap Index Master Portfolio	$2,306,318,251	2,306,318,251
Master Small Cap Index Series	$63,550,321	63,550,321

		4,275,783,449

Fixed-Income Funds — 1.5%
iShares TIPS Bond ETF	150,856	19,256,768
U.S. Total Bond Index Master Portfolio	$46,479,894	46,479,894

		65,736,662

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.05%(b)	8,573,055	$8,573,055

Total Investments — 100.4% (Cost: $3,319,664,411)		4,350,093,166

Liabilities in Excess of Other Assets — (0.4)%		(15,642,687)

Net Assets — 100.0%		$4,334,450,479

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$43,457(b	)	$—		$(31,404	)(c)	$(12,053)	$—	$—	—	$28,316(d	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,519,363(b	)	—		(1,946,308	)(c)	—	—	8,573,055	8,573,055	46,585		—
iShares Core MSCI Total International Stock ETF	1,246,957,301(b	)	376,338,495(e	)	(85,606,592)		(9,108,743)	172,235,956	1,700,816,417	25,313,535	30,417,671		—
iShares Developed Real Estate Index Fund, Class K	146,715,238(b	)	65,601,900(e	)	—		—	(7,218,678)	205,098,460	20,822,179	3,413,621		—
iShares TIPS Bond ETF	11,468,040(b	)	6,538,301(e	)	—		—	1,250,427	19,256,768	150,856	171,537		—
Large Cap Index Master Portfolio	1,610,527,305(b	)	340,656,604(c	)	—		(25,823,753)	380,958,095	2,306,318,251	$2,306,318,251	31,771,807		—
Master Small Cap Index Series	60,417,493(b	)	—		(9,291,604	)(f)	(521,533)	12,945,965	63,550,321	$63,550,321	676,636		—
U.S. Total Bond Index Master Portfolio	29,761,016(b	)	21,291,694(f	)	—		278,547	(4,851,363)	46,479,894	$46,479,894	819,975		—

							$(35,187,535)	$555,320,402	$4,350,093,166		$67,346,148		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents value held by the respective LifePath Index Master Portfolio as of December 31, 2019.
(c)	Represents net amount purchased (sold) by the Fund and the respective LifePath Index Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents amount purchased by the Fund and the respective LifePath Index Master Portfolio.
(f)	Represents net amount purchased (sold) by the respective LifePath Index Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) December 31, 2020	BlackRock LifePath® Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s investments categorized in the disclosure hierarchy. The breakdown of the LifePath Index Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,905,914,877	$—	$—	$1,905,914,877
Fixed-Income Funds	19,256,768	—	—	19,256,768
Money Market Funds	8,573,055	—	—	8,573,055

	$1,933,744,700	$—	$—	1,933,744,700

Investments Valued at NAV(a)				2,416,348,466

				$4,350,093,166

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

42	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2020	BlackRock LifePath® Index 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.9%
iShares Core MSCI Total International Stock ETF	13,419,764	$901,673,943
iShares Developed Real Estate Index Fund, Class K	11,196,217	110,282,734
Large Cap Index Master Portfolio	$1,227,952,049	1,227,952,049
Master Small Cap Index Series	$30,467,314	30,467,314

		2,270,376,040

Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	32,280	4,120,542
U.S. Total Bond Index Master Portfolio	$18,822,990	18,822,990

		22,943,532

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.05%(b)	4,542,787	$4,542,787

Total Investments — 100.1% (Cost: $1,772,534,080)		2,297,862,359

Liabilities in Excess of Other Assets — (0.1)%		(2,446,526)

Net Assets — 100.0%		$2,295,415,833

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$2,592	(a)	$—		$(2,592)	$—	$—	—	$11,670	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,740,780	(c)	—		(2,197,993	)(a)	—	—	4,542,787	4,542,787	26,696		—
iShares Core MSCI Total International Stock ETF	605,511,433	(c)	252,966,418	(d)	(48,944,561)		(4,187,384)	96,328,037	901,673,943	13,419,764	15,951,608		—
iShares Developed Real Estate Index Fund, Class K	70,920,307	(c)	43,103,022	(d)	(1,274,028)		(257,238)	(2,209,329)	110,282,734	11,196,217	1,757,224		—
iShares TIPS Bond ETF	2,690,552	(c)	1,426,619	(d)	(276,112)		4,627	274,856	4,120,542	32,280	38,770		—
Large Cap Index Master Portfolio	778,003,891	(c)	259,631,525	(a)	—		(16,182,417)	206,499,050	1,227,952,049	$1,227,952,049	16,261,269		—
Master Small Cap Index Series	30,254,393	(c)	—		(6,328,078	)(a)	(680,581)	7,221,580	30,467,314	$30,467,314	352,421		—
U.S. Total Bond Index Master Portfolio	12,709,718	(c)	7,539,790	(a)	—		111,431	(1,537,949)	18,822,990	$18,822,990	338,311		—

							$(21,194,154)	$306,576,245	$2,297,862,359		$34,737,969		$—

(a)	Represents net amount purchased (sold) by the Fund and the respective LifePath Index Master Portfolio.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents value held by the respective LifePath Index Master Portfolio as of December 31, 2019.
(d)	Represents amount purchased by the Fund and the respective LifePath Index Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) December 31, 2020	BlackRock LifePath® Index 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s investments categorized in the disclosure hierarchy. The breakdown of the LifePath Index Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,011,956,677	$—	$—	$1,011,956,677
Fixed-Income Funds	4,120,542	—	—	4,120,542
Money Market Funds	4,542,787	—	—	4,542,787

	$1,020,620,006	$—	$—	1,020,620,006

Investments Valued at NAV(a)				1,277,242,353

				$2,297,862,359

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

44	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2020	BlackRock LifePath® Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	4,717,653	$316,979,105
iShares Developed Real Estate Index Fund, Class K	3,943,271	38,841,221
Large Cap Index Master Portfolio	$433,335,641	433,335,641
Master Small Cap Index Series	$11,601,533	11,601,533

		800,757,500

Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	6,385	815,045
U.S. Total Bond Index Master Portfolio	$7,301,115	7,301,115

		8,116,160

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.05%(b)	1,608,957	$1,608,957

Total Investments — 99.9% (Cost: $639,681,059)		810,482,617

Other Assets Less Liabilities — 0.1%		496,360

Net Assets — 100.0%		$810,978,977

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$2,444(a	)	$—		$(2,444)	$—	$—	—	$2,815(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,011,432(c	)	—		(1,402,475	)(d)	—	—	1,608,957	1,608,957	10,329		—
iShares Core MSCI Total International Stock ETF	164,517,572(c	)	132,271,124(e	)	(16,049,132)		(1,348,731)	37,588,272	316,979,105	4,717,653	5,333,081		—
iShares Developed Real Estate Index Fund, Class K	19,664,912(c	)	19,631,262(e	)	(390,921)		(80,818)	16,786	38,841,221	3,943,271	558,682		—
iShares TIPS Bond ETF	387,712(c	)	380,272(e	)	—		—	47,061	815,045	6,385	6,973		—
Large Cap Index Master Portfolio	212,867,819(c	)	152,304,438(d	)	—		(17,408,818)	85,572,202	433,335,641	$433,335,641	5,173,381		—
Master Small Cap Index Series	8,336,954(c	)	1,160,542(d	)	—		(182,050)	2,286,087	11,601,533	$11,601,533	112,572		—
U.S. Total Bond Index Master Portfolio	3,797,256(c	)	4,153,421(d	)	—		28,341	(677,903)	7,301,115	$7,301,115	120,221		—

							$(18,994,520)	$124,832,505	$810,482,617		$11,318,054		$—

(a)	Represents net amount purchased (sold) by the respective LifePath Index Master Portfolio.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents value held by the respective LifePath Index Master Portfolio as of December 31, 2019.
(d)	Represents net amount purchased (sold) by the Fund and the respective LifePath Index Master Portfolio.
(e)	Represents amount purchased by the Fund and the respective LifePath Index Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) December 31, 2020	BlackRock LifePath® Index 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s investments categorized in the disclosure hierarchy. The breakdown of the LifePath Index Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$355,820,326	$—	$—	$355,820,326
Fixed-Income Funds	815,045	—	—	815,045
Money Market Funds	1,608,957	—	—	1,608,957

	$358,244,328	$—	$—	358,244,328

Investments Valued at NAV(a)				452,238,289

				$810,482,617

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

46	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2020	BlackRock LifePath® Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.4%
iShares Core MSCI Total International Stock ETF	144,976	$9,740,937
iShares Developed Real Estate Index Fund, Class K	120,402	1,185,960
Large Cap Index Master Portfolio	$13,455,100	13,455,100
Master Small Cap Index Series	$331,975	331,975

		24,713,972

Fixed-Income Funds — 1.0%
U.S. Total Bond Index Master Portfolio	$251,595	251,595

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.05%(b)	49,759	$49,759

Total Investments — 99.6% (Cost: $21,259,301)		25,015,326

Other Assets Less Liabilities — 0.4%		104,149

Net Assets — 100.0%		$25,119,475

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$—	(a)	$—		$—	$—	$—	—	$60	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	94,009	(c)	—		(44,250	)(d)	—	—	49,759	49,759	227		—
iShares Core MSCI Total International Stock ETF	829,831	(c)	9,159,221	(e)	(1,501,860	)(f)	(93,184)	1,346,929	9,740,937	144,976	116,192		—
iShares Developed Real Estate Index Fund, Class K	99,060	(c)	1,145,435	(e)	(145,590	)(f)	(31,000)	118,055	1,185,960	120,402	8,989		—
Large Cap Index Master Portfolio	1,073,900	(c)	10,571,086	(d)	—		(354,536)	2,164,650	13,455,100	$13,455,100	83,571		—
Master Small Cap Index Series	42,271	(c)	200,016	(d)	—		7,454	82,234	331,975	$331,975	1,906		—
U.S. Total Bond Index Master Portfolio	21,234	(c)	259,786	(d)	—		(469)	(28,956)	251,595	$251,595	2,035		—

							$(471,735)	$3,682,912	$25,015,326		$212,980		$—

(a)	Represents net amount purchased (sold) by the respective LifePath Index Master Portfolio.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents value held by the respective LifePath Index Master Portfolio as of December 31, 2019.
(d)	Represents net amount purchased (sold) by the Fund and the respective LifePath Index Master Portfolio.
(e)	Represents amount purchased by the Fund and the respective LifePath Index Master Portfolio.
(f)	Represents amount sold by the Fund and the respective LifePath Index Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) December 31, 2020	BlackRock LifePath® Index 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s investments categorized in the disclosure hierarchy. The breakdown of the LifePath Index Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$10,926,897	$—	$—	$10,926,897
Money Market Funds	49,759	—	—	49,759

	$10,976,656	$—	$—	10,976,656

Investments Valued at NAV(a)				14,038,670

				$25,015,326

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

48	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

December 31, 2020

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

ASSETS
Investments at value — affiliated(a)(b)	$8,719,639,650	$5,954,571,779	$9,551,649,455	$5,553,209,492
Receivables:
Investments sold	68,860,382	57,521,627	59,743,323	28,006,517
Securities lending income — affiliated	—	30	333	—
Capital shares sold	12,063,310	10,081,417	9,675,869	9,316,334
Dividends — affiliated	679	624	1,564	633
From the Manager	131,713	108,571	188,726	119,155

Total assets	8,800,695,734	6,022,284,048	9,621,259,270	5,590,652,131

LIABILITIES
Collateral on securities loaned at value	—	—	8,686,446	—
Payables:
Investments purchased	64,108,329	77,392,621	95,373,983	46,781,532
Administration fees	800,713	366,223	808,562	374,816
Capital gains distributions	2,187,596	1,230,850	389,751	230,630
Capital shares redeemed	29,969,448	30,164,088	34,915,398	26,102,674
Income dividend distributions	2,098,727	2,177,361	2,349,498	2,181,267
Trustees’ and Officer’s fees	35,404	32,620	35,234	9,787
Other accrued expenses	13,287	—	6,314	—
Professional fees	34,342	37,560	39,789	32,966
Service fees	600,324	47,467	493,154	39,679

Total liabilities	99,848,170	111,448,790	143,098,129	75,753,351

NET ASSETS	$8,700,847,564	$5,910,835,258	$9,478,161,141	$5,514,898,780

NET ASSETS CONSIST OF
Paid-in capital	$7,122,396,185	$4,843,204,219	$7,552,970,836	$4,343,871,543
Accumulated earnings	1,578,451,379	1,067,631,039	1,925,190,305	1,171,027,237

NET ASSETS	$8,700,847,564	$5,910,835,258	$9,478,161,141	$5,514,898,780

(a) Investments at cost — affiliated	$7,151,239,889	$4,864,726,364	$7,609,637,857	$4,359,015,128
(b) Securities loaned at value	$—	$—	$8,459,221	$—

F I N A N C I A L S T A T E M E N T S	49

Statements of Assets and Liabilities  (continued)

December 31, 2020

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

NET ASSET VALUE

Institutional

Net assets	$546,055,267	$220,701,819	$610,773,905	$164,602,156

Shares outstanding	38,340,788	14,113,173	37,472,219	9,641,449

Net asset value	$14.24	$15.64	$16.30	$17.07

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A

Net assets	$256,714,375	$167,418,396	$251,039,842	$168,305,063

Shares outstanding	18,048,090	10,720,093	15,407,771	9,884,415

Net asset value	$14.22	$15.62	$16.29	$17.03

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor P

Net assets	$2,590,634,667	$63,916,325	$2,104,700,624	$24,415,997

Shares outstanding	182,289,524	4,100,459	129,267,783	1,436,313

Net asset value	$14.21	$15.59	$16.28	$17.00

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K

Net assets	$5,307,443,255	$5,458,798,718	$6,511,646,770	$5,157,575,564

Shares outstanding	372,868,650	348,935,077	399,865,995	302,376,892

Net asset value	$14.23	$15.64	$16.28	$17.06

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

50	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

December 31, 2020

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

ASSETS
Investments at value — affiliated(a)	$7,814,793,496	$4,229,890,289	$4,350,093,166	$2,297,862,359
Receivables:
Investments sold	33,804,174	18,400,460	1,415,414	7,005,004
Securities lending income — affiliated	610	—	—	—
Capital shares sold	10,293,134	7,936,097	7,373,331	5,129,341
Dividends — affiliated	1,686	492	613	281
From the Manager	163,030	87,868	83,023	43,980

Total assets	7,859,056,130	4,256,315,206	4,358,965,547	2,310,040,965

LIABILITIES
Payables:
Investments purchased	36,541,806	14,598,524	8,036,785	4,267,174
Administration fees	658,696	270,832	328,084	151,577
Capital shares redeemed	22,623,078	21,188,681	14,645,327	9,384,979
Income dividend distributions	2,018,527	1,685,411	1,325,788	770,691
Trustees’ and Officer’s fees	33,833	8,005	8,125	6,009
Other accrued expenses	72,181	—	10,692	—
Professional fees	36,402	28,519	28,938	28,082
Service fees	373,644	27,941	131,329	16,620

Total liabilities	62,358,167	37,807,913	24,515,068	14,625,132

NET ASSETS	$7,796,697,963	$4,218,507,293	$4,334,450,479	$2,295,415,833

NET ASSETS CONSIST OF
Paid-in capital	$6,036,781,452	$3,271,569,586	$3,342,708,540	$1,798,148,809
Accumulated earnings	1,759,916,511	946,937,707	991,741,939	497,267,024

NET ASSETS	$7,796,697,963	$4,218,507,293	$4,334,450,479	$2,295,415,833

(a) Investments at cost — affiliated	$6,009,743,485	$3,250,118,754	$3,319,664,411	$1,772,534,080

F I N A N C I A L S T A T E M E N T S	51

Statements of Assets and Liabilities  (continued)

December 31, 2020

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

NET ASSET VALUE

Institutional
Net assets	$646,477,100	$132,687,947	$132,632,822	$89,289,599

Shares outstanding	36,602,879	7,255,597	7,100,892	4,670,819

Net asset value	$17.66	$18.29	$18.68	$19.12

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$176,175,011	$129,106,305	$112,239,806	$78,100,314

Shares outstanding	9,994,225	7,075,763	6,024,721	4,095,331

Net asset value	$17.63	$18.25	$18.63	$19.07

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor P
Net assets	$1,621,833,975	$8,154,109	$522,176,175	$3,825,887

Shares outstanding	92,079,675	447,614	28,050,730	200,800

Net asset value	$17.61	$18.22	$18.62	$19.05

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$5,352,211,877	$3,948,558,932	$3,567,401,676	$2,124,200,033

Shares outstanding	303,077,313	215,736,566	191,015,520	111,096,822

Net asset value	$17.66	$18.30	$18.68	$19.12

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

52	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

December 31, 2020

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

ASSETS
Investments at value — affiliated(a)	$810,482,617	$25,015,326
Receivables:
Investments sold	1,659,337	—
Securities lending income — affiliated	—	36
Capital shares sold	3,173,574	235,113
Dividends — affiliated	143	21
From the Administrator	—	312
From the Manager	17,207	963

Total assets	815,332,878	25,251,771

LIABILITIES
Payables:
Investments purchased	1,652,898	77,721
Administration fees	43,246	—
Capital shares redeemed	2,321,429	14,005
Income dividend distributions	280,305	9,074
Trustees’ and Officer’s fees	—	3,911
Other accrued expenses	18,059	—
Professional fees	34,157	27,456
Service fees	3,807	129

Total liabilities	4,353,901	132,296

NET ASSETS	$810,978,977	$25,119,475

NET ASSETS CONSIST OF
Paid-in capital	$663,730,191	$21,840,137
Accumulated earnings	147,248,786	3,279,338

NET ASSETS	$810,978,977	$25,119,475

(a) Investments at cost — affiliated	$639,681,059	$21,259,301

F I N A N C I A L S T A T E M E N T S	53

Statements of Assets and Liabilities  (continued)

December 31, 2020

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

NET ASSET VALUE

Institutional
Net assets	$22,342,714	$1,360,001

Shares outstanding	1,312,584	114,094

Net asset value	$17.02	$11.92

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor A
Net assets	$14,564,365	$123,412

Shares outstanding	857,611	10,353

Net asset value	$16.98	$11.92

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor P
Net assets	$4,674,866	$531,854

Shares outstanding	275,414	44,649

Net asset value	$16.97	$11.91

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class K
Net assets	$769,397,032	$23,104,208

Shares outstanding	45,189,895	1,938,026

Net asset value	$17.03	$11.92

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

See notes to financial statements.

54	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended December 31, 2020

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$33,017,634	$27,420,930	$53,768,545	$35,401,049
Securities lending income — affiliated — net	—	31	25,373	69,989
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	28,223,639	22,544,323	43,640,503	28,039,303
Interest — affiliated	80,032,148	39,312,577	46,529,954	17,155,202
Expenses	(2,082,276)	(1,199,385)	(1,759,125)	(890,006)
Fees waived	347,985	174,273	213,244	83,495
Net investment income allocated from the applicable affiliated LifePath Index Master Portfolio
Dividends — affiliated	6,895,140	5,125,758	10,192,051	6,159,096
Interest — affiliated	18,219,349	8,009,152	9,750,478	3,364,195
Securities lending income — affiliated — net	17,369	7,044	4,743	9,037
Foreign taxes withheld	(1,668)	—	—	—
Expenses	(1,087,178)	(637,986)	(1,018,192)	(543,905)
Fees waived	227,415	150,333	214,799	196,622

Total investment income	163,809,557	100,907,050	161,562,373	89,044,077

EXPENSES
Service — class specific	6,811,284	505,054	5,386,728	410,969
Administration — class specific	4,022,177	1,860,482	3,854,660	1,647,401
Investment advisory	3,338,955	2,113,864	3,409,965	1,895,945
Transfer agent — class specific	771,305	45,743	321,069	43,031
Administration	386,159	227,600	387,579	206,406
Trustees and Officer	106,067	61,569	111,776	15,996
Registration	81,994	56,058	80,116	50,765
Professional	54,435	45,318	31,329	38,991
Printing and postage	8,609	8,742	16,731	8,539
Accounting services	2,365	1,567	1,567	1,567
Miscellaneous	3,439	3,723	3,928	4,155

Total expenses	15,586,789	4,929,720	13,605,448	4,323,765
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(4,601,619)	(2,989,505)	(4,881,896)	(2,737,013)
Transfer agent fees waived and/or reimbursed — class specific	(500,604)	(14,944)	(92,922)	(17,407)

Total expenses after fees waived and/or reimbursed	10,484,566	1,925,271	8,630,630	1,569,345

Net investment income	153,324,991	98,981,779	152,931,743	87,474,732

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(1,772,899)	(9,375,517)	(11,545,386)	(9,537,918)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	37,694,177	6,113,289	(6,918,366)	(11,355,182)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated LifePath Index Master Portfolio	7,770,814	2,436,521	(1,723,316)	645,549

	43,692,092	(825,707)	(20,187,068)	(20,247,551)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	269,900,511	239,087,512	455,325,802	311,709,530
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	598,584,567	474,151,267	884,454,546	568,020,283
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated LifePath Index Master Portfolio	(142,851,126)	(168,311,230)	(397,951,415)	(276,402,883)

	725,633,952	544,927,549	941,828,933	603,326,930

Net realized and unrealized gain	769,326,044	544,101,842	921,641,865	583,079,379

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$922,651,035	$643,083,621	$1,074,573,608	$670,554,111

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations  (continued)

Year Ended December 31, 2020

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

INVESTMENT INCOME
Dividends — affiliated	$56,265,031	$31,925,177	$34,009,050	$17,754,607
Securities lending income — affiliated — net	43,299	15,847	24,177	4,257
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	44,787,569	25,009,896	26,748,280	13,819,400
Interest — affiliated	13,565,129	3,031,837	1,369,420	629,689
Expenses	(1,159,074)	(561,866)	(565,118)	(290,909)
Fees waived	75,206	23,008	16,756	8,367
Net investment income allocated from the applicable affiliated LifePath Index Master Portfolio
Dividends — affiliated	10,071,830	5,243,647	5,564,703	2,727,001
Interest — affiliated	2,590,399	531,083	267,803	123,595
Securities lending income — affiliated — net	9,710	3,132	4,139	7,413
Expenses	(774,722)	(381,857)	(376,704)	(199,438)
Fees waived	274,188	140,887	127,263	102,992

Total investment income	125,748,565	64,980,791	67,189,769	34,686,974

EXPENSES
Service — class specific	3,946,987	289,981	1,363,765	175,197
Administration — class specific	3,045,244	1,209,026	1,421,329	651,851
Investment advisory	2,694,002	1,390,910	1,434,930	739,737
Administration	306,757	150,164	156,480	76,502
Transfer agent — class specific	272,643	37,965	100,881	35,382
Trustees and Officer	126,215	14,475	19,823	12,708
Registration	73,461	43,881	48,666	34,786
Professional	50,331	34,786	36,677	31,439
Printing and postage	14,539	6,461	7,710	4,120
Accounting services	1,567	1,567	1,567	28
Miscellaneous	4,220	3,029	2,285	1,931

Total expenses	10,535,966	3,182,245	4,594,113	1,763,681
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(4,003,214)	(2,027,460)	(2,075,751)	(1,094,470)
Transfer agent fees waived and/or reimbursed — class specific	(91,039)	(18,850)	(45,265)	(23,027)

Total expenses after fees waived and/or reimbursed	6,441,713	1,135,935	2,473,097	646,184

Net investment income	119,306,852	63,844,856	64,716,672	34,040,790

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(12,587,029)	(9,840,916)	(9,119,555)	(4,444,653)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	(30,020,002)	(20,897,153)	(25,452,726)	(16,348,269)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated LifePath Index Master Portfolio	(6,857,723)	(445,258)	(2,666,163)	(405,130)

	(49,464,754)	(31,183,327)	(37,238,444)	(21,198,052)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	486,545,662	290,091,471	308,937,986	165,224,365
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	889,911,234	504,565,569	539,398,124	285,883,210
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated LifePath Index Master Portfolio	(479,523,338)	(268,649,889)	(288,924,250)	(144,529,480)

	896,933,558	526,007,151	559,411,860	306,578,095

Net realized and unrealized gain	847,468,804	494,823,824	522,173,416	285,380,043

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$966,775,656	$558,668,680	$586,890,088	$319,420,833

See notes to financial statements.

56	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended December 31, 2020

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

INVESTMENT INCOME
Dividends — affiliated	$5,902,370	$125,359
Securities lending income — affiliated — net	2,815	—
Net investment income allocated from the applicable affiliated Underlying Master Portfolio Dividends — affiliated	4,496,323	81,128
Interest — affiliated	213,547	3,622
Expenses	(95,214)	(1,690)
Fees waived	2,791	—
Net investment income allocated from the applicable affiliated LifePath Index Master Portfolio
Dividends — affiliated	771,668	4,361
Interest — affiliated	36,587	211
Securities lending income — affiliated — net	—60
Expenses	(64,371)	(11,122)
Fees waived	37,194	10,894

Total investment income	11,303,710	212,823

EXPENSES
Investment advisory	241,275	4,383
Administration — class specific	206,086	3,958
Registration	52,208	—
Service — class specific	33,793	769
Professional	32,343	9,908
Administration	21,516	118
Accounting services	19,693	28
Transfer agent — class specific	14,900	61
Trustees and Officer	12,571	10,007
Printing and postage	2,341	11,446
Offering	—	28,143
Miscellaneous	1,752	1,653

Total expenses	638,478	70,474
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(451,806)	(68,034)
Transfer agent fees waived and/or reimbursed — class specific	(13,070)	(47)

Total expenses after fees waived and/or reimbursed	173,602	2,393

Net investment income	11,130,108	210,430

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(1,431,996)	(121,029)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	(17,383,218)	(269,767)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated LifePath Index Master Portfolio	(176,687)	(80,939)

	(18,991,901)	(471,735)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	58,068,115	1,584,954
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	108,616,798	2,265,224
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated LifePath Index Master Portfolio	(41,860,692)	(167,266)

	124,824,221	3,682,912

Net realized and unrealized gain	105,832,320	3,211,177

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,962,428	$3,421,607

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets

	BlackRock LifePath® Index Retirement Fund		BlackRock LifePath® Index 2025 Fund

	Year Ended December 31,		Year Ended December 31,

	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$153,324,991	$91,169,313	$98,981,779	$100,575,951
Net realized gain (loss)	43,692,092	13,951,325	(825,707)	20,258,035
Net change in unrealized appreciation	725,633,952	352,596,303	544,927,549	510,145,924

Net increase in net assets resulting from operations	922,651,035	457,716,941	643,083,621	630,979,910

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(14,238,567)	(6,591,739)	(4,764,746)	(4,309,186)
Investor A	(6,257,841)	(3,622,782)	(3,284,895)	(4,248,493)
Investor P	(62,034,231)	(32,521,554)	(1,156,148)	(661,107)
Class K	(136,617,429)	(57,978,286)	(115,378,427)	(114,171,579)

Decrease in net assets resulting from distributions to shareholders	(219,148,068)	(100,714,361)	(124,584,216)	(123,390,365)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	148,345,914	5,191,689,998	877,067,746	1,003,685,105

NET ASSETS
Total increase in net assets	851,848,881	5,548,692,578	1,395,567,151	1,511,274,650
Beginning of year	7,848,998,683	2,300,306,105	4,515,268,107	3,003,993,457

End of year	$8,700,847,564	$7,848,998,683	$5,910,835,258	$4,515,268,107

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2030 Fund		BlackRock LifePath® Index 2035 Fund

	Year Ended December 31,		Year Ended December 31,

	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$152,931,743	$175,074,003	$87,474,732	$91,578,846
Net realized gain (loss)	(20,187,068)	44,140,504	(20,247,551)	24,407,154
Net change in unrealized appreciation	941,828,933	1,043,117,751	603,326,930	558,734,138

Net increase in net assets resulting from operations	1,074,573,608	1,262,332,258	670,554,111	674,720,138

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(11,523,828)	(16,070,249)	(2,976,773)	(4,231,753)
Investor A	(4,248,516)	(10,110,562)	(2,626,742)	(4,706,896)
Investor P	(35,083,745)	(59,340,951)	(337,221)	(270,832)
Class K	(118,860,246)	(147,751,384)	(88,754,823)	(115,482,080)

Decrease in net assets resulting from distributions to shareholders	(169,716,335)	(233,273,146)	(94,695,559)	(124,691,561)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	772,660,876	1,041,772,501	861,294,810	935,493,593

NET ASSETS
Total increase in net assets	1,677,518,149	2,070,831,613	1,437,153,362	1,485,522,170
Beginning of year	7,800,642,992	5,729,811,379	4,077,745,418	2,592,223,248

End of year	$9,478,161,141	$7,800,642,992	$5,514,898,780	$4,077,745,418

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2040 Fund		BlackRock LifePath® Index 2045 Fund

	Year Ended December 31,		Year Ended December 31,

	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$119,306,852	$140,056,389	$63,844,856	$65,843,520
Net realized gain (loss)	(49,464,754)	42,088,478	(31,183,327)	19,696,430
Net change in unrealized appreciation	896,933,558	967,219,018	526,007,151	448,039,345

Net increase in net assets resulting from operations	966,775,656	1,149,363,885	558,668,680	533,579,295

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(10,744,246)	(18,461,540)	(2,168,990)	(3,408,416)
Investor A	(2,566,599)	(7,249,676)	(1,827,801)	(3,471,521)
Investor P	(23,547,447)	(46,395,443)	(103,658)	(82,419)
Class K	(86,271,419)	(121,455,537)	(61,561,319)	(83,920,186)

Decrease in net assets resulting from distributions to shareholders	(123,129,711)	(193,562,196)	(65,661,768)	(90,882,542)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	787,329,777	824,786,114	764,664,181	736,577,068

NET ASSETS
Total increase in net assets	1,630,975,722	1,780,587,803	1,257,671,093	1,179,273,821
Beginning of year	6,165,722,241	4,385,134,438	2,960,836,200	1,781,562,379

End of year	$7,796,697,963	$6,165,722,241	$4,218,507,293	$2,960,836,200

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2050 Fund		BlackRock LifePath® Index 2055 Fund

	Year Ended December 31,		Year Ended December 31,

	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$64,716,672	$69,076,900	$34,040,790	$32,778,688
Net realized gain (loss)	(37,238,444)	22,244,047	(21,198,052)	5,381,048
Net change in unrealized appreciation	559,411,860	491,517,970	306,578,095	225,544,668

Net increase in net assets resulting from operations	586,890,088	582,838,917	319,420,833	263,704,404

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,134,309)	(3,246,036)	(1,412,113)	(2,263,835)
Investor A	(1,576,679)	(3,979,316)	(1,097,229)	(1,993,606)
Investor P	(7,343,515)	(14,301,744)	(45,780)	(38,961)
Class K	(55,261,034)	(72,989,299)	(32,204,254)	(36,123,446)

Decrease in net assets resulting from distributions to shareholders	(66,315,537)	(94,516,395)	(34,759,376)	(40,419,848)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	702,554,486	657,315,796	509,165,861	458,558,455

NET ASSETS
Total increase in net assets	1,223,129,037	1,145,638,318	793,827,318	681,843,011
Beginning of year	3,111,321,442	1,965,683,124	1,501,588,515	819,745,504

End of year	$4,334,450,479	$3,111,321,442	$2,295,415,833	$1,501,588,515

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2060 Fund		BlackRock LifePath® Index 2065 Fund

				Period from
	Year Ended December 31,		Year Ended	10/30/19 (a)

	2020	2019	12/31/20	to 12/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,130,108	$7,978,579	$210,430	$18,643
Net realized gain (loss)	(18,991,901)	455,441	(471,735)	(3,914)
Net change in unrealized appreciation	124,824,221	52,117,026	3,682,912	73,112

Net increase in net assets resulting from operations	116,962,428	60,551,046	3,421,607	87,841

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(319,101)	(198,331)	(12,917)	(440)
Investor A	(176,813)	(221,351)	(1,104)	(457)
Investor P	(54,790)	(33,958)	(3,874)	(435)
Class K	(10,610,001)	(8,001,965)	(194,014)	(16,869)

Decrease in net assets resulting from distributions to shareholders	(11,160,705)	(8,455,605)	(211,909)	(18,201)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	294,535,605	201,024,175	19,812,560	2,027,577

NET ASSETS
Total increase in net assets	400,337,328	253,119,616	23,022,258	2,097,217
Beginning of year	410,641,649	157,522,033	2,097,217	—

End of year	$810,978,977	$410,641,649	$25,119,475	$2,097,217

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund

	Institutional

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$13.05		$11.55		$12.26		$11.33		$10.97

Net investment income(a)	0.26		0.37		0.30		0.25		0.23
Net realized and unrealized gain (loss)	1.30		1.44		(0.73)		0.96		0.41

Net increase (decrease) from investment operations	1.56		1.81		(0.43)		1.21		0.64

Distributions(b)
From net investment income	(0.27)		(0.30)		(0.27)		(0.25)		(0.22)
From net realized gain	(0.10)		(0.01)		(0.01)		(0.03)		(0.06)

Total distributions	(0.37)		(0.31)		(0.28)		(0.28)		(0.28)

Net asset value, end of year	$14.24		$13.05		$11.55		$12.26		$11.33

Total Return(c)
Based on net asset value	12.16%		15.84%		(3.55)%		10.69%		5.86%

Ratios to Average Net Assets
Total expenses	0.18	%(d)	0.17	%(e)(f)	0.18	%(e)(g)	0.17	%(e)	0.19	%(e)

Total expenses after fees waived and/or reimbursed	0.11	%(d)	0.12	%(e)(f)	0.12	%(e)(g)	0.13	%(e)	0.13	%(e)

Net investment income	1.98	%(d)	2.92	%(e)	2.51	%(e)	2.10	%(e)	2.02	%(e)

Supplemental Data
Net assets, end of year (000)	$546,055		$532,913		$145,418		$72,929		$71,606

Portfolio turnover rate	20	%(h)	13	%(i)	25	%(i)	10	%(i)	13	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.03%, respectively.

(e)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.02%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%

(f)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.
(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.

(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Investor A

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$13.04		$11.54		$12.25		$11.32		$10.97

Net investment income(a)	0.23		0.34		0.27		0.22		0.20
Net realized and unrealized gain (loss)	1.29		1.45		(0.73)		0.96		0.40

Net increase (decrease) from investment operations	1.52		1.79		(0.46)		1.18		0.60

Distributions(b)
From net investment income	(0.24)		(0.28)		(0.24)		(0.22)		(0.19)
From net realized gain	(0.10)		(0.01)		(0.01)		(0.03)		(0.06)

Total distributions	(0.34)		(0.29)		(0.25)		(0.25)		(0.25)

Net asset value, end of year	$14.22		$13.04		$11.54		$12.25		$11.32

Total Return(c)
Based on net asset value	11.81%		15.60%		(3.80)%		10.43%		5.51%

Ratios to Average Net Assets
Total expenses	0.43	%(d)	0.47	%(e)(f)	0.44	%(e)(g)	0.42	%(e)	0.44	%(e)

Total expenses after fees waived and/or reimbursed	0.36	%(d)	0.37	%(e)(f)	0.38	%(e)(g)	0.38	%(e)	0.38	%(e)

Net investment income	1.72	%(d)	2.67	%(e)	2.24	%(e)	1.84	%(e)	1.75	%(e)

Supplemental Data
Net assets, end of year (000)	$256,714		$306,254		$82,454		$89,720		$72,286

Portfolio turnover rate	20	%(h)	13	%(i)	25	%(i)	10	%(i)	13	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.03%, respectively.

(e)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.02%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%

(f)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.47% and 0.37%, respectively.
(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed have been 0.43% and 0.38%, respectively.

(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

64	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Investor P

					Period from
	Year Ended December 31,				08/06/18	(a)
	2020		2019		to 12/31/18

Net asset value, beginning of period	$13.02		$11.53		$12.23

Net investment income(b)	0.23		0.34		0.12
Net realized and unrealized gain (loss)	1.30		1.43		(0.67)

Net increase (decrease) from investment operations	1.53		1.77		(0.55)

Distributions(c)
From net investment income	(0.24)		(0.27)		(0.14)
From net realized gain	(0.10)		(0.01)		(0.01)

Total distributions	(0.34)		(0.28)		(0.15)

Net asset value, end of period	$14.21		$13.02		$11.53

Total Return(d)
Based on net asset value	11.90%		15.52%		(4.56	)%(e)

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.42	%(g)(h)	0.41	%(g)(i)(j)(k)

Total expenses after fees waived and/or reimbursed	0.36	%(f)	0.37	%(g)(h)	0.36	%(g)(i)(j)(k)

Net investment income	1.73	%(f)	2.67	%(g)	2.47	%(g)(j)

Supplemental Data
Net assets, end of period (000)	$2,590,635		$2,547,420		$912,090

Portfolio turnover rate	20	%(l)	13	%(m)	25	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.03%, respectively.

(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

		Period from
	Year Ended December 31,	08/06/18 (a)
	2019	to 12/31/18
Allocated fees waived	0.02%	0.01%
Investments in underlying funds	0.03%	0.03%

(h)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.37%, respectively.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.36%, respectively.

(j)	Annualized.
(k)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.42% and 0.37%, respectively.

(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Class K

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$13.04		$11.54		$12.25		$11.32		$10.97

Net investment income(a)	0.27		0.38		0.31		0.26		0.23
Net realized and unrealized gain (loss)	1.30		1.44		(0.73)		0.95		0.40

Net increase (decrease) from investment operations	1.57		1.82		(0.42)		1.21		0.63

Distributions(b)
From net investment income	(0.28)		(0.31)		(0.28)		(0.25)		(0.22)
From net realized gain	(0.10)		(0.01)		(0.01)		(0.03)		(0.06)

Total distributions	(0.38)		(0.32)		(0.29)		(0.28)		(0.28)

Net asset value, end of year	$14.23		$13.04		$11.54		$12.25		$11.32

Total Return(c)
Based on net asset value	12.22%		15.90%		(3.51)%		10.75%		5.82%

Ratios to Average Net Assets
Total expenses	0.12	%(d)	0.11	%(e)(f)	0.13	%(e)(g)	0.12	%(e)	0.14	%(e)

Total expenses after fees waived and/or reimbursed	0.06	%(d)	0.07	%(e)(f)	0.08	%(e)(g)	0.08	%(e)	0.08	%(e)

Net investment income	2.03	%(d)	2.96	%(e)	2.54	%(e)	2.13	%(e)	2.05	%(e)

Supplemental Data
Net assets, end of year (000)	$5,307,443		$4,462,412		$1,160,344		$1,072,195		$666,364

Portfolio turnover rate	20	%(h)	13	%(i)	25	%(i)	10	%(i)	13	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.03%, respectively.

(e)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.02%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%

(f)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.11% and 0.07%, respectively.
(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.12% and 0.08%, respectively.

(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

66	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund

	Institutional

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$14.24		$12.35		$13.31		$11.90		$11.39

Net investment income(a)	0.28		0.37		0.32		0.29		0.25
Net realized and unrealized gain (loss)	1.46		1.94		(0.95)		1.41		0.53

Net increase (decrease) from investment operations	1.74		2.31		(0.63)		1.70		0.78

Distributions(b)
From net investment income	(0.28)		(0.36)		(0.30)		(0.28)		(0.24)
From net realized gain	(0.06)		(0.06)		(0.03)		(0.01)		(0.03)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.34)		(0.42)		(0.33)		(0.29)		(0.27)

Net asset value, end of year	$15.64		$14.24		$12.35		$13.31		$11.90

Total Return(d)
Based on net asset value	12.44%		18.84%		(4.83)%		14.38%		6.82%

Ratios to Average Net Assets
Total expenses	0.17	%(e)	0.16	%(f)	0.16	%(f)	0.17	%(f)	0.18	%(f)

Total expenses after fees waived and/or reimbursed	0.10	%(e)	0.11	%(f)	0.12	%(f)	0.13	%(f)	0.13	%(f)

Net investment income	1.94	%(e)	2.69	%(f)	2.41	%(f)	2.26	%(f)	2.16	%(f)

Supplemental Data
Net assets, end of year (000)	$220,702		$189,202		$104,908		$102,921		$76,593

Portfolio turnover rate	16	%(g)	11	%(h)	11	%(h)	8	%(h)	16	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.01%	0.01%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%

(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Investor A

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$14.22		$12.33		$13.29		$11.89		$11.38

Net investment income(a)	0.24		0.32		0.28		0.25		0.22
Net realized and unrealized gain (loss)	1.47		1.96		(0.94)		1.40		0.53

Net increase (decrease) from investment operations	1.71		2.28		(0.66)		1.65		0.75

Distributions(b)
From net investment income	(0.25)		(0.33)		(0.27)		(0.24)		(0.21)
From net realized gain	(0.06)		(0.06)		(0.03)		(0.01)		(0.03)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.31)		(0.39)		(0.30)		(0.25)		(0.24)

Net asset value, end of year	$15.62		$14.22		$12.33		$13.29		$11.89

Total Return(d)
Based on net asset value	12.18%		18.59%		(5.08)%		14.03%		6.57%

Ratios to Average Net Assets
Total expenses	0.41	%(e)	0.42	%(f)	0.41	%(f)	0.41	%(f)	0.43	%(f)

Total expenses after fees waived and/or reimbursed	0.35	%(e)	0.36	%(f)	0.37	%(f)	0.38	%(f)	0.38	%(f)

Net investment income	1.69	%(e)	2.37	%(f)	2.10	%(f)	1.98	%(f)	1.90	%(f)

Supplemental Data
Net assets, end of year (000)	$167,418		$157,606		$119,566		$157,207		$133,514

Portfolio turnover rate	16	%(g)	11	%(h)	11	%(h)	8	%(h)	16	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.01%	0.01%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%

(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

68	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Investor P

					Period from
	Year Ended December 31,				08/06/18	(a)
	2020		2019		to 12/31/18

Net asset value, beginning of period	$14.20		$12.32		$13.38

Net investment income(b)	0.24		0.35		0.17
Net realized and unrealized gain (loss)	1.46		1.93		(1.04)

Net increase (decrease) from investment operations	1.70		2.28		(0.87)

Distributions(c)
From net investment income	(0.25)		(0.34)		(0.16)
From net realized gain	(0.06)		(0.06)		(0.03)

Total distributions	(0.31)		(0.40)		(0.19)

Net asset value, end of period	$15.59		$14.20		$12.32

Total Return(d)
Based on net asset value	12.15%		18.60%		(6.57	)%(e)

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.41	%(g)	0.40	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.35	%(f)	0.36	%(g)	0.35	%(g)(h)

Net investment income	1.72	%(f)	2.59	%(g)	3.53	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$63,916		$34,190		$1,810

Portfolio turnover rate	16	%(i)	11	%(j)	11	%(j)

(a)	Commencement of operations.
(b)	Based on average Common Shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

		Period from
	Year Ended December 31,	08/06/18 (a)
	2019	to 12/31/18
Allocated fees waived	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%

(h)	Annualized.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Class K

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$14.25		$12.35		$13.31		$11.90		$11.39

Net investment income(a)	0.29		0.36		0.33		0.30		0.26
Net realized and unrealized gain (loss)	1.45		1.97		(0.95)		1.40		0.52

Net increase (decrease) from investment operations	1.74		2.33		(0.62)		1.70		0.78

Distributions(b)
From net investment income	(0.29)		(0.37)		(0.31)		(0.28)		(0.24)
From net realized gain	(0.06)		(0.06)		(0.03)		(0.01)		(0.03)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.35)		(0.43)		(0.34)		(0.29)		(0.27)

Net asset value, end of year	$15.64		$14.25		$12.35		$13.31		$11.90

Total Return(d)
Based on net asset value	12.42%		18.98%		(4.78)%		14.43%		6.87%

Ratios to Average Net Assets
Total expenses	0.12	%(e)	0.10	%(f)	0.11	%(f)	0.11	%(f)	0.13	%(f)

Total expenses after fees waived and/or reimbursed	0.05	%(e)	0.06	%(f)	0.07	%(f)	0.07	%(f)	0.08	%(f)

Net investment income	2.00	%(e)	2.68	%(f)	2.47	%(f)	2.34	%(f)	2.19	%(f)

Supplemental Data
Net assets, end of year (000)	$5,458,799		$4,134,270		$2,777,710		$2,240,495		$1,225,637

Portfolio turnover rate	16	%(g)	11	%(h)	11	%(h)	8	%(h)	16	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.01%	0.01%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%

(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

70	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund

	Institutional

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$14.72		$12.57		$13.62		$11.99		$11.45

Net investment income(a)	0.28		0.37		0.38		0.31		0.26
Net realized and unrealized gain (loss)	1.60		2.25		(1.13)		1.63		0.56

Net increase (decrease) from investment operations	1.88		2.62		(0.75)		1.94		0.82

Distributions(b)
From net investment income	(0.28)		(0.38)		(0.29)		(0.29)		(0.25)
From net realized gain	(0.02)		(0.09)		(0.01)		(0.02)		(0.03)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.30)		(0.47)		(0.30)		(0.31)		(0.28)

Net asset value, end of year	$16.30		$14.72		$12.57		$13.62		$11.99

Total Return(d)
Based on net asset value	13.05%		21.00%		(5.60)%		16.29%		7.23%

Ratios to Average Net Assets
Total expenses	0.16	%(e)	0.17	%(f)	0.16	%(f)(g)	0.16	%(f)	0.19	%(f)

Total expenses after fees waived and/or reimbursed	0.10	%(e)	0.11	%(f)	0.11	%(f)(g)	0.12	%(f)	0.13	%(f)

Net investment income	1.91	%(e)	2.66	%(f)	2.82	%(f)	2.36	%(f)	2.22	%(f)

Supplemental Data
Net assets, end of year (000)	$610,774		$561,902		$393,584		$137,120		$99,722

Portfolio turnover rate	14	%(h)	14	%(i)	15	%(i)	7	%(i)	19	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.11%, respectively.

(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Investor A

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$14.72		$12.56		$13.62		$11.99		$11.45

Net investment income(a)	0.24		0.33		0.30		0.27		0.22
Net realized and unrealized gain (loss)	1.60		2.26		(1.09)		1.64		0.57

Net increase (decrease) from investment operations	1.84		2.59		(0.79)		1.91		0.79

Distributions(b)
From net investment income	(0.25)		(0.34)		(0.26)		(0.26)		(0.22)
From net realized gain	(0.02)		(0.09)		(0.01)		(0.02)		(0.03)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.27)		(0.43)		(0.27)		(0.28)		(0.25)

Net asset value, end of year	$16.29		$14.72		$12.56		$13.62		$11.99

Total Return(d)
Based on net asset value	12.70%		20.81%		(5.92)%		16.01%		6.98%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.47	%(f)	0.41	%(f)(g)	0.41	%(f)	0.43	%(f)

Total expenses after fees waived and/or reimbursed	0.35	%(e)	0.36	%(f)	0.36	%(f)(g)	0.37	%(f)	0.38	%(f)

Net investment income	1.65	%(e)	2.36	%(f)	2.23	%(f)	2.10	%(f)	1.90	%(f)

Supplemental Data
Net assets, end of year (000)	$251,040		$343,033		$283,011		$284,679		$209,757

Portfolio turnover rate	14	%(h)	14	%(i)	15	%(i)	7	%(i)	19	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.36%, respectively.

(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

72	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Investor P

					Period from
	Year Ended December 31,				08/06/18	(a)
	2020		2019		to 12/31/18

Net asset value, beginning of period	$14.71		$12.56		$13.77

Net investment income(b)	0.24		0.33		0.21
Net realized and unrealized gain (loss)	1.60		2.25		(1.27)

Net increase (decrease) from investment operations	1.84		2.58		(1.06)

Distributions(c)
From net investment income	(0.25)		(0.34)		(0.15)
From net realized gain	(0.02)		(0.09)		(0.00	)(d)

Total distributions	(0.27)		(0.43)		(0.15)

Net asset value, end of period	$16.28		$14.71		$12.56

Total Return(e)
Based on net asset value	12.70%		20.72%		(7.73	)%(f)

Ratios to Average Net Assets
Total expenses	0.41	%(g)	0.41	%(h)	0.39	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.36	%(h)	0.35	%(h)(i)

Net investment income	1.66	%(g)	2.35	%(h)	3.95	%(h)(i)

Supplemental Data
Net assets, end of period (000)	$2,104,701		$2,003,430		$1,802,660

Portfolio turnover rate	14	%(j)	14	%(k)	15	%(k)

(a)	Commencement of operations.
(b)	Based on average Common Shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

		Period from
	Year Ended December 31,	08/06/18 (a)
	2019	to 12/31/18
Allocated fees waived	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%

(i)	Annualized.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Class K

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$14.71		$12.56		$13.61		$11.98		$11.44

Net investment income(a)	0.29		0.38		0.34		0.31		0.27
Net realized and unrealized gain (loss)	1.59		2.25		(1.08)		1.64		0.55

Net increase (decrease) from investment operations	1.88		2.63		(0.74)		1.95		0.82

Distributions(b)
From net investment income	(0.29)		(0.39)		(0.30)		(0.30)		(0.25)
From net realized gain	(0.02)		(0.09)		(0.01)		(0.02)		(0.03)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.31)		(0.48)		(0.31)		(0.32)		(0.28)

Net asset value, end of year	$16.28		$14.71		$12.56		$13.61		$11.98

Total Return(d)
Based on net asset value	13.05%		21.08%		(5.56)%		16.36%		7.29%

Ratios to Average Net Assets
Total expenses	0.11	%(e)	0.10	%(f)	0.11	%(f)(g)	0.10	%(f)	0.13	%(f)

Total expenses after fees waived and/or reimbursed	0.05	%(e)	0.06	%(f)	0.06	%(f)(g)	0.07	%(f)	0.08	%(f)

Net investment income	1.97	%(e)	2.70	%(f)	2.55	%(f)	2.40	%(f)	2.27	%(f)

Supplemental Data
Net assets, end of year (000)	$6,511,647		$4,892,278		$3,250,556		$2,709,075		$1,601,355

Portfolio turnover rate	14	%(h)	14	%(i)	15	%(i)	7	%(i)	19	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.06%, respectively.

(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

74	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund

	Institutional

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$15.33		$12.88		$14.08		$12.19		$11.58

Net investment income(a)	0.28		0.40		0.34		0.33		0.27
Net realized and unrealized gain (loss)	1.76		2.55		(1.23)		1.88		0.61

Net increase (decrease) from investment operations	2.04		2.95		(0.89)		2.21		0.88

Distributions(b)
From net investment income	(0.28)		(0.39)		(0.31)		(0.31)		(0.25)
From net realized gain	(0.02)		(0.11)		(0.00	)(c)	(0.01)		(0.02)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.30)		(0.50)		(0.31)		(0.32)		(0.27)

Net asset value, end of year	$17.07		$15.33		$12.88		$14.08		$12.19

Total Return(d)
Based on net asset value	13.58%		23.08%		(6.40)%		18.22%		7.69%

Ratios to Average Net Assets
Total expenses	0.16	%(e)	0.15	%(f)	0.16	%(f)	0.16	%(f)	0.18	%(f)

Total expenses after fees waived and/or reimbursed	0.10	%(e)	0.10	%(f)	0.11	%(f)	0.11	%(f)	0.12	%(f)

Net investment income	1.89	%(e)	2.73	%(f)	2.41	%(f)	2.47	%(f)	2.30	%(f)

Supplemental Data
Net assets, end of year (000)	$164,602		$148,827		$94,316		$97,302		$61,939

Portfolio turnover rate	10	%(g)	13	%(h)	10	%(h)	6	%(h)	22	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%

(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Investor A

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$15.29		$12.85		$14.04		$12.16		$11.56

Net investment income(a)	0.25		0.35		0.29		0.29		0.24
Net realized and unrealized gain (loss)	1.76		2.56		(1.21)		1.88		0.60

Net increase (decrease) from investment operations	2.01		2.91		(0.92)		2.17		0.84

Distributions(b)
From net investment income	(0.25)		(0.36)		(0.27)		(0.28)		(0.22)
From net realized gain	(0.02)		(0.11)		(0.00	)(c)	(0.01)		(0.02)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.27)		(0.47)		(0.27)		(0.29)		(0.24)

Net asset value, end of year	$17.03		$15.29		$12.85		$14.04		$12.16

Total Return(d)
Based on net asset value	13.34%		22.77%		(6.59)%		17.89%		7.36%

Ratios to Average Net Assets
Total expenses	0.41	%(e)	0.41	%(f)	0.41	%(f)	0.41	%(f)	0.42	%(f)

Total expenses after fees waived and/or reimbursed	0.35	%(e)	0.35	%(f)	0.36	%(f)	0.36	%(f)	0.37	%(f)

Net investment income	1.64	%(e)	2.45	%(f)	2.08	%(f)	2.17	%(f)	2.05	%(f)

Supplemental Data
Net assets, end of year (000)	$168,305		$158,773		$103,712		$158,712		$124,021

Portfolio turnover rate	10	%(g)	13	%(h)	10	%(h)	6	%(h)	22	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%

(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

76	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Investor P

					Period from
	Year Ended December 31,				08/06/18	(a)

	2020		2019		to 12/31/18

Net asset value, beginning of period	$15.27		$12.84		$14.26

Net investment income(b)	0.26		0.42		0.17
Net realized and unrealized gain (loss)	1.74		2.49		(1.43)

Net increase (decrease) from investment operations	2.00		2.91		(1.26)

Distributions(c)
From net investment income	(0.25)		(0.37)		(0.16)
From net realized gain	(0.02)		(0.11)		(0.00	)(d)

Total distributions	(0.27)		(0.48)		(0.16)

Net asset value, end of period	$17.00		$15.27		$12.84

Total Return(e)
Based on net asset value	13.32%		22.79%		(8.87	)%(f)

Ratios to Average Net Assets
Total expenses	0.41	%(g)	0.43	%(h)	0.38	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.35	%(h)	0.34	%(h)(i)

Net investment income	1.72	%(g)	2.85	%(h)	3.22	%(h)(i)

Supplemental Data
Net assets, end of period (000)	$24,416		$12,054		$561

Portfolio turnover rate	10	%(j)	13	%(k)	10	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

		Period from
	Year Ended December 31,	08/06/18 (a)
	2019	to 12/31/18
Allocated fees waived	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%

(i)	Annualized.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Class K

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$15.31		$12.87		$14.07		$12.18		$11.57

Net investment income(a)	0.30		0.40		0.35		0.34		0.28
Net realized and unrealized gain (loss)	1.76		2.55		(1.23)		1.88		0.61

Net increase (decrease) from investment operations	2.06		2.95		(0.88)		2.22		0.89

Distributions(b)
From net investment income	(0.29)		(0.40)		(0.32)		(0.32)		(0.26)
From net realized gain	(0.02)		(0.11)		(0.00	)(c)	(0.01)		(0.02)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.31)		(0.51)		(0.32)		(0.33)		(0.28)

Net asset value, end of year	$17.06		$15.31		$12.87		$14.07		$12.18

Total Return(d)
Based on net asset value	13.72%		23.08%		(6.36)%		18.29%		7.74%

Ratios to Average Net Assets
Total expenses	0.11	%(e)	0.09	%(f)	0.10	%(f)	0.10	%(f)	0.12	%(f)

Total expenses after fees waived and/or reimbursed	0.05	%(e)	0.05	%(f)	0.06	%(f)	0.06	%(f)	0.07	%(f)

Net investment income	1.97	%(e)	2.74	%(f)	2.51	%(f)	2.52	%(f)	2.33	%(f)

Supplemental Data
Net assets, end of year (000)	$5,157,576		$3,758,092		$2,393,634		$1,860,697		$983,867

Portfolio turnover rate	10	%(g)	13	%(h)	10	%(h)	6	%(h)	22	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%

(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

78	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund

	Institutional

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$15.78		$13.07		$14.39		$12.29		$11.65

Net investment income(a)	0.29		0.40		0.47		0.35		0.28
Net realized and unrealized gain (loss)	1.89		2.84		(1.48)		2.08		0.65

Net increase (decrease) from investment operations	2.18		3.24		(1.01)		2.43		0.93

Distributions(b)
From net investment income	(0.29)		(0.42)		(0.30)		(0.33)		(0.26)
From net realized gain	(0.01)		(0.11)		(0.01)		(0.00	)(c)	(0.03)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.30)		(0.53)		(0.31)		(0.33)		(0.29)

Net asset value, end of year	$17.66		$15.78		$13.07		$14.39		$12.29

Total Return(d)
Based on net asset value	14.04%		24.95%		(7.12)%		19.89%		8.05%

Ratios to Average Net Assets
Total expenses	0.16	%(e)	0.17	%(f)	0.15	%(f)(g)	0.15	%(f)	0.18	%(f)

Total expenses after fees waived and/or reimbursed	0.10	%(e)	0.10	%(f)	0.10	%(f)(g)	0.11	%(f)	0.12	%(f)

Net investment income	1.87	%(e)	2.67	%(f)	3.29	%(f)	2.56	%(f)	2.36	%(f)

Supplemental Data
Net assets, end of year (000)	$646,477		$577,303		$446,192		$107,509		$68,324

Portfolio turnover rate	9	%(h)	14	%(i)	12	%(i)	6	%(i)	26	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.02%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.14% and 0.10%, respectively

(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Investor A

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$15.75		$13.05		$14.36		$12.27		$11.64

Net investment income(a)	0.25		0.36		0.32		0.31		0.24
Net realized and unrealized gain (loss)	1.89		2.83		(1.35)		2.07		0.66

Net increase (decrease) from investment operations	2.14		3.19		(1.03)		2.38		0.90

Distributions(b)
From net investment income	(0.25)		(0.38)		(0.27)		(0.29)		(0.24)
From net realized gain	(0.01)		(0.11)		(0.01)		(0.00	)(c)	(0.03)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.26)		(0.49)		(0.28)		(0.29)		(0.27)

Net asset value, end of year	$17.63		$15.75		$13.05		$14.36		$12.27

Total Return(d)
Based on net asset value	13.78%		24.62%		(7.30)%		19.56%		7.72%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.45	%(f)	0.40	%(f)(g)	0.40	%(f)	0.43	%(f)

Total expenses after fees waived and/or reimbursed	0.35	%(e)	0.35	%(f)	0.35	%(f)(g)	0.36	%(f)	0.37	%(f)

Net investment income	1.61	%(e)	2.45	%(f)	2.21	%(f)	2.29	%(f)	2.02	%(f)

Supplemental Data
Net assets, end of year (000)	$176,175		$240,112		$174,340		$204,873		$134,897

Portfolio turnover rate	9	%(h)	14	%(i)	12	%(i)	6	%(i)	26	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.02%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.35%, respectively.

(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

80	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Investor P

					Period from

	Year Ended December 31,				08/06/18	(a)

	2020		2019		to 12/31/18

Net asset value, beginning of period	$15.74		$13.04		$14.64

Net investment income(b)	0.25		0.35		0.28
Net realized and unrealized gain (loss)	1.88		2.84		(1.72)

Net increase (decrease) from investment operations	2.13		3.19		(1.44)

Distributions(c)
From net investment income	(0.25)		(0.38)		(0.15)
From net realized gain	(0.01)		(0.11)		(0.01)

Total distributions	(0.26)		(0.49)		(0.16)

Net asset value, end of period	$17.61		$15.74		$13.04

Total Return(d)
Based on net asset value	13.73%		24.63%		(9.89	)%(e)

Ratios to Average Net Assets
Total expenses	0.41	%(f)	0.41	%(g)	0.38	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.35	%(f)	0.35	%(g)	0.34	%(g)(h)(i)

Net investment income	1.62	%(f)	2.39	%(g)	4.99	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$1,621,834		$1,499,042		$1,285,686

Portfolio turnover rate	9	%(j)	14	%(k)	12	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31, 2019	Period from 08/06/18 to 12/31/18 (a)
Allocated fees waived	0.03%	0.03%
Investments in underlying funds	0.05%	0.05%

(h)	Annualized.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.37% and 0.34%, respectively.

(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Class K

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$15.78		$13.07		$14.39		$12.29		$11.65

Net investment income(a)	0.30		0.41		0.37		0.35		0.28
Net realized and unrealized gain (loss)	1.88		2.84		(1.37)		2.08		0.66

Net increase (decrease) from investment operations	2.18		3.25		(1.00)		2.43		0.94

Distributions(b)
From net investment income	(0.29)		(0.43)		(0.31)		(0.33)		(0.27)
From net realized gain	(0.01)		(0.11)		(0.01)		(0.00	)(c)	(0.03)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.30)		(0.54)		(0.32)		(0.33)		(0.30)

Net asset value, end of year	$17.66		$15.78		$13.07		$14.39		$12.29

Total Return(d)
Based on net asset value	14.10%		25.01%		(7.08)%		19.95%		8.10%

Ratios to Average Net Assets
Total expenses	0.11	%(e)	0.09	%(f)	0.10	%(f)(g)	0.10	%(f)	0.12	%(f)

Total expenses after fees waived and/or reimbursed	0.05	%(e)	0.05	%(f)	0.05	%(f)(g)	0.06	%(f)	0.07	%(f)

Net investment income	1.95	%(e)	2.77	%(f)	2.57	%(f)	2.60	%(f)	2.39	%(f)

Supplemental Data
Net assets, end of year (000)	$5,352,212		$3,849,265		$2,478,916		$2,021,824		$1,151,477

Portfolio turnover rate	9	%(h)	14	%(i)	12	%(i)	6	%(i)	26	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.02%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.09% and 0.05%, respectively.

(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

82	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund

	Institutional

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$16.25		$13.33		$14.75		$12.48		$11.80

Net investment income(a)	0.29		0.42		0.36		0.36		0.29
Net realized and unrealized gain (loss)	2.05		3.04		(1.45)		2.25		0.68

Net increase (decrease) from investment operations	2.34		3.46		(1.09)		2.61		0.97

Distributions(b)
From net investment income	(0.29)		(0.43)		(0.32)		(0.34)		(0.27)
From net realized gain	(0.01)		(0.11)		(0.01)		—		(0.02)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.30)		(0.54)		(0.33)		(0.34)		(0.29)

Net asset value, end of year	$18.29		$16.25		$13.33		$14.75		$12.48

Total Return(d)
Based on net asset value	14.67%		26.14%		(7.56)%		21.03%		8.23%

Ratios to Average Net Assets
Total expenses	0.16	%(e)	0.15	%(f)	0.15	%(f)	0.15	%(f)	0.18	%(f)

Total expenses after fees waived and/or reimbursed	0.10	%(e)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.11	%(f)

Net investment income	1.87	%(e)	2.78	%(f)	2.43	%(f)	2.63	%(f)	2.39	%(f)

Supplemental Data
Net assets, end of year (000)	$132,688		$116,727		$70,629		$74,092		$45,760

Portfolio turnover rate	7	%(g)	12	%(h)	8	%(h)	6	%(h)	26	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.04%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%

(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Investor A

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$16.22		$13.30		$14.73		$12.46		$11.78

Net investment income(a)	0.25		0.39		0.31		0.32		0.26
Net realized and unrealized gain (loss)	2.04		3.03		(1.45)		2.25		0.68

Net increase (decrease) from investment operations	2.29		3.42		(1.14)		2.57		0.94

Distributions(b)
From net investment income	(0.25)		(0.39)		(0.28)		(0.30)		(0.24)
From net realized gain	(0.01)		(0.11)		(0.01)		—		(0.02)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.26)		(0.50)		(0.29)		(0.30)		(0.26)

Net asset value, end of year	$18.25		$16.22		$13.30		$14.73		$12.46

Total Return(d)
Based on net asset value	14.35%		25.91%		(7.87)%		20.77%		8.00%

Ratios to Average Net Assets
Total expenses	0.41	%(e)	0.41	%(f)	0.40	%(f)	0.40	%(f)	0.42	%(f)

Total expenses after fees waived and/or reimbursed	0.35	%(e)	0.35	%(f)	0.35	%(f)	0.35	%(f)	0.36	%(f)

Net investment income	1.62	%(e)	2.56	%(f)	2.12	%(f)	2.32	%(f)	2.15	%(f)

Supplemental Data
Net assets, end of year (000)	$129,106		$120,718		$65,642		$83,711		$61,642

Portfolio turnover rate	7	%(g)	12	%(h)	8	%(h)	6	%(h)	26	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.04%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%

(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

84	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Investor P

					Period from
	Year Ended December 31,				08/06/18	(a)
	2020		2019		to 12/31/18

Net asset value, beginning of period	$16.20		$13.29		$15.05

Net investment income(b)	0.28		0.44		0.16
Net realized and unrealized gain (loss)	2.01		2.98		(1.75)

Net increase (decrease) from investment operations	2.29		3.42		(1.59)

Distributions(c)
From net investment income	(0.26)		(0.40)		(0.16)
From net realized gain	(0.01)		(0.11)		(0.01)

Total distributions	(0.27)		(0.51)		(0.17)

Net asset value, end of period	$18.22		$16.20		$13.29

Total Return(d)
Based on net asset value	14.34%		25.91%		(10.64	)%(e)

Ratios to Average Net Assets
Total expenses	0.41	%(f)	0.49	%(g)	0.37	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.35	%(f)	0.35	%(g)	0.32	%(g)(h)

Net investment income	1.75	%(f)	2.87	%(g)	2.71	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$8,154		$3,376		$249

Portfolio turnover rate	7	%(i)	12	%(j)	8	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

		Period from
	Year Ended December 31,	08/06/18 (a)
	2019	to 12/31/18
Allocated fees waived	0.03%	0.03%
Investments in underlying funds	0.05%	0.06%

(h)	Annualized.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Class K

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$16.27		$13.34		$14.76		$12.49		$11.81

Net investment income(a)	0.31		0.42		0.37		0.38		0.29
Net realized and unrealized gain (loss)	2.03		3.06		(1.46)		2.23		0.68

Net increase (decrease) from investment operations	2.34		3.48		(1.09)		2.61		0.97

Distributions(b)
From net investment income	(0.30)		(0.44)		(0.32)		(0.34)		(0.27)
From net realized gain	(0.01)		(0.11)		(0.01)		—		(0.02)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.31)		(0.55)		(0.33)		(0.34)		(0.29)

Net asset value, end of year	$18.30		$16.27		$13.34		$14.76		$12.49

Total Return(d)
Based on net asset value	14.64%		26.25%		(7.50)%		21.07%		8.28%

Ratios to Average Net Assets
Total expenses	0.11	%(e)	0.09	%(f)	0.10	%(f)	0.09	%(f)	0.13	%(f)

Total expenses after fees waived and/or reimbursed	0.05	%(e)	0.05	%(f)	0.05	%(f)	0.05	%(f)	0.06	%(f)

Net investment income	1.96	%(e)	2.80	%(f)	2.55	%(f)	2.72	%(f)	2.44	%(f)

Supplemental Data
Net assets, end of year (000)	$3,948,559		$2,720,014		$1,645,042		$1,228,130		$584,168

Portfolio turnover rate	7	%(g)	12	%(h)	8	%(h)	6	%(h)	26	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.04%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%

(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

86	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund

	Institutional

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$16.55		$13.51		$14.99		$12.65		$11.95

Net investment income(a)	0.30		0.43		0.37		0.37		0.29
Net realized and unrealized gain (loss)	2.13		3.15		(1.53)		2.32		0.70

Net increase (decrease) from investment operations	2.43		3.58		(1.16)		2.69		0.99

Distributions(b)
From net investment income	(0.29)		(0.44)		(0.31)		(0.35)		(0.27)
From net realized gain	(0.01)		(0.10)		(0.01)		—		(0.02)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.30)		(0.54)		(0.32)		(0.35)		(0.29)

Net asset value, end of year	$18.68		$16.55		$13.51		$14.99		$12.65

Total Return(d)
Based on net asset value	14.98%		26.71%		(7.87)%		21.38%		8.36%

Ratios to Average Net Assets
Total expenses	0.16	%(e)	0.15	%(f)	0.16	%(f)(g)	0.15	%(f)	0.19	%(f)

Total expenses after fees waived and/or reimbursed	0.10	%(e)	0.10	%(f)	0.10	%(f)(g)	0.10	%(f)	0.11	%(f)

Net investment income	1.88	%(e)	2.78	%(f)	2.45	%(f)	2.68	%(f)	2.40	%(f)

Supplemental Data
Net assets, end of year (000)	$132,633		$111,105		$68,949		$70,450		$40,196

Portfolio turnover rate	6	%(h)	12	%(i)	11	%(i)	5	%(i)	28	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.04%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.10%, respectively.

(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Investor A

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$16.51		$13.48		$14.96		$12.62		$11.93

Net investment income(a)	0.26		0.39		0.33		0.33		0.25
Net realized and unrealized gain (loss)	2.12		3.14		(1.52)		2.32		0.71

Net increase (decrease) from investment operations	2.38		3.53		(1.19)		2.65		0.96

Distributions(b)
From net investment income	(0.25)		(0.40)		(0.28)		(0.31)		(0.25)
From net realized gain	(0.01)		(0.10)		(0.01)		—		(0.02)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.26)		(0.50)		(0.29)		(0.31)		(0.27)

Net asset value, end of year	$18.63		$16.51		$13.48		$14.96		$12.62

Total Return(d)
Based on net asset value	14.67%		26.40%		(8.11)%		21.14%		8.04%

Ratios to Average Net Assets
Total expenses	0.41	%(e)	0.44	%(f)	0.42	%(f)(g)	0.40	%(f)	0.43	%(f)

Total expenses after fees waived and/or reimbursed	0.35	%(e)	0.35	%(f)	0.35	%(f)(g)	0.35	%(f)	0.36	%(f)

Net investment income	1.62	%(e)	2.53	%(f)	2.18	%(f)	2.40	%(f)	2.07	%(f)

Supplemental Data
Net assets, end of year (000)	$112,240		$138,397		$82,677		$95,477		$60,051

Portfolio turnover rate	6	%(h)	12	%(i)	11	%(i)	5	%(i)	28	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.04%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.35%, respectively.

(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

88	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Investor P

					Period from
	Year Ended December 31,				08/06/18	(a)

	2020		2019		to 12/31/18

Net asset value, beginning of period	$16.50		$13.47		$15.30

Net investment income(b)	0.26		0.37		0.34
Net realized and unrealized gain (loss)	2.12		3.16		(2.00)

Net increase (decrease) from investment operations	2.38		3.53		(1.66)

Distributions(c)
From net investment income	(0.25)		(0.40)		(0.16)
From net realized gain	(0.01)		(0.10)		(0.01)

Total distributions	(0.26)		(0.50)		(0.17)

Net asset value, end of period	$18.62		$16.50		$13.47

Total Return(d)
Based on net asset value	14.67%		26.40%		(10.93	)%(e)

Ratios to Average Net Assets
Total expenses	0.41	%(f)	0.42	%(g)	0.39	%(g)(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.35	%(f)	0.35	%(g)	0.34	%(g)(h)(i)(j)

Net investment income	1.62	%(f)	2.41	%(g)	5.73	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$522,176		$473,345		$393,442

Portfolio turnover rate	6	%(k)	12	%(l)	11	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

		Period from
	Year Ended December 31,	08/06/18 (a)
	2019	to 12/31/18
Allocated fees waived	0.03%	0.03%
Investments in underlying funds	0.05%	0.06%

(h)	Annualized.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.38% and 0.34%, respectively.

(j)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.34%, respectively

(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Class K

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$16.55		$13.51		$14.99		$12.65		$11.95

Net investment income(a)	0.31		0.43		0.38		0.39		0.30
Net realized and unrealized gain (loss)	2.13		3.16		(1.53)		2.30		0.70

Net increase (decrease) from investment operations	2.44		3.59		(1.15)		2.69		1.00

Distributions(b)
From net investment income	(0.30)		(0.45)		(0.32)		(0.35)		(0.28)
From net realized gain	(0.01)		(0.10)		(0.01)		—		(0.02)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.31)		(0.55)		(0.33)		(0.35)		(0.30)

Net asset value, end of year	$18.68		$16.55		$13.51		$14.99		$12.65

Total Return(d)
Based on net asset value	15.04%		26.77%		(7.82)%		21.43%		8.41%

Ratios to Average Net Assets
Total expenses	0.11	%(e)	0.09	%(f)	0.11	%(f)(g)	0.10	%(f)	0.13	%(f)

Total expenses after fees waived and/or reimbursed	0.05	%(e)	0.05	%(f)	0.05	%(f)(g)	0.05	%(f)	0.06	%(f)

Net investment income	1.97	%(e)	2.81	%(f)	2.57	%(f)	2.73	%(f)	2.45	%(f)

Supplemental Data
Net assets, end of year (000)	$3,567,402		$2,388,475		$1,420,616		$1,086,096		$549,541

Portfolio turnover rate	6	%(h)	12	%(i)	11	%(i)	5	%(i)	28	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.04%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.05%, respectively.

(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

90	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund

	Institutional

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$16.93		$13.77		$15.27		$12.88		$12.17

Net investment income(a)	0.31		0.42		0.38		0.39		0.30
Net realized and unrealized gain (loss)	2.19		3.24		(1.56)		2.35		0.71

Net increase (decrease) from investment operations	2.50		3.66		(1.18)		2.74		1.01

Distributions(b)
From net investment income	(0.30)		(0.44)		(0.32)		(0.35)		(0.28)
From net realized gain	(0.01)		(0.06)		—		—		(0.02)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.31)		(0.50)		(0.32)		(0.35)		(0.30)

Net asset value, end of year	$19.12		$16.93		$13.77		$15.27		$12.88

Total Return(d)
Based on net asset value	15.03%		26.75%		(7.83)%		21.38%		8.32%

Ratios to Average Net Assets
Total expenses	0.16	%(e)	0.16	%(f)	0.17	%(f)	0.16	%(f)	0.23	%(f)

Total expenses after fees waived and/or reimbursed	0.09	%(e)	0.09	%(f)	0.09	%(f)	0.09	%(f)	0.10	%(f)

Net investment income	1.89	%(e)	2.70	%(f)	2.49	%(f)	2.73	%(f)	2.45	%(f)

Supplemental Data
Net assets, end of year (000)	$89,290		$76,250		$60,993		$52,487		$26,561

Portfolio turnover rate	6	%(g)	12	%(h)	8	%(h)	5	%(h)	33	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.04%	0.04%	0.04%	0.06%
Investments in underlying funds	0.05%	0.06%	0.07%	0.11%

(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Investor A

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$16.89		$13.74		$15.24		$12.86		$12.15

Net investment income(a)	0.26		0.40		0.34		0.34		0.27
Net realized and unrealized gain (loss)	2.19		3.22		(1.55)		2.35		0.71

Net increase (decrease) from investment operations	2.45		3.62		(1.21)		2.69		0.98

Distributions(b)
From net investment income	(0.26)		(0.41)		(0.29)		(0.31)		(0.25)
From net realized gain	(0.01)		(0.06)		—		—		(0.02)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.27)		(0.47)		(0.29)		(0.31)		(0.27)

Net asset value, end of year	$19.07		$16.89		$13.74		$15.24		$12.86

Total Return(d)
Based on net asset value	14.72%		26.46%		(8.08)%		21.05%		8.10%

Ratios to Average Net Assets
Total expenses	0.41	%(e)	0.43	%(f)	0.43	%(f)	0.41	%(f)	0.46	%(f)

Total expenses after fees waived and/or reimbursed	0.34	%(e)	0.34	%(f)	0.34	%(f)	0.34	%(f)	0.34	%(f)

Net investment income	1.61	%(e)	2.57	%(f)	2.23	%(f)	2.41	%(f)	2.19	%(f)

Supplemental Data
Net assets, end of year (000)	$78,100		$78,919		$41,909		$41,580		$27,026

Portfolio turnover rate	6	%(g)	12	%(h)	8	%(h)	5	%(h)	33	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.04%	0.04%	0.04%	0.06%
Investments in underlying funds	0.05%	0.06%	0.07%	0.11%

(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

92	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Investor P

					Period from
	Year Ended December 31,				08/06/18	(a)
	2020		2019		to 12/31/18

Net asset value, beginning of period	$16.88		$13.73		$15.60

Net investment income(b)	0.28		0.47		0.16
Net realized and unrealized gain (loss)	2.16		3.15		(1.87)

Net increase (decrease) from investment operations	2.44		3.62		(1.71)

Distributions(c)
From net investment income	(0.26)		(0.41)		(0.16)
From net realized gain	(0.01)		(0.06)		—

Total distributions	(0.27)		(0.47)		(0.16)

Net asset value, end of period	$19.05		$16.88		$13.73

Total Return(d)
Based on net asset value	14.69%		26.54%		(11.00	)%(e)

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.59	%(g)	0.37	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.34	%(f)	0.34	%(g)	0.32	%(g)(h)(i)

Net investment income	1.74	%(f)	2.99	%(g)	2.63	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$3,826		$1,866		$209

Portfolio turnover rate	6	%(j)	12	%(k)	8	%(k)

(a)	Commencement of operations.
(b)	Based on average Common Shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

		Period from
	Year Ended December 31,	08/06/18 (a)
	2019	to 12/31/18
Allocated fees waived	0.04%	0.04%
Investments in underlying funds	0.05%	0.06%

(h)	Annualized.
(i)

Offering and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.38% and 0.32%, respectively.

(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Class K

	Year Ended December 31,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$16.94		$13.77		$15.27		$12.88		$12.17

Net investment income(a)	0.32		0.45		0.40		0.41		0.31
Net realized and unrealized gain (loss)	2.18		3.23		(1.57)		2.33		0.70

Net increase (decrease) from investment operations	2.50		3.68		(1.17)		2.74		1.01

Distributions(b)
From net investment income	(0.31)		(0.45)		(0.33)		(0.35)		(0.28)
From net realized gain	(0.01)		(0.06)		—		—		(0.02)
Return of capital	—		—		—		—		(0.00	)(c)

Total distributions	(0.32)		(0.51)		(0.33)		(0.35)		(0.30)

Net asset value, end of year	$19.12		$16.94		$13.77		$15.27		$12.88

Total Return(d)
Based on net asset value	15.02%		26.89%		(7.79)%		21.43%		8.37%

Ratios to Average Net Assets
Total expenses	0.11	%(e)	0.09	%(f)	0.11	%(f)	0.10	%(f)	0.18	%(f)

Total expenses after fees waived and/or reimbursed	0.04	%(e)	0.04	%(f)	0.04	%(f)	0.04	%(f)	0.04	%(f)

Net investment income	1.98	%(e)	2.86	%(f)	2.60	%(f)	2.79	%(f)	2.50	%(f)

Supplemental Data
Net assets, end of year (000)	$2,124,200		$1,344,554		$716,634		$484,002		$197,394

Portfolio turnover rate	6	%(g)	12	%(h)	8	%(h)	5	%(h)	33	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016
Allocated fees waived	0.04%	0.04%	0.04%	0.06%
Investments in underlying funds	0.05%	0.06%	0.07%	0.11%

(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

94	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund

	Institutional

									Period from
	Year Ended December 31,								02/29/16	(a)
	2020		2019		2018		2017		to 12/31/16

Net asset value, beginning of period	$15.06		$12.19		$13.50		$11.36		$10.00

Net investment income(b)	0.29		0.44		0.36		0.39		0.33
Net realized and unrealized gain (loss)	1.93		2.80		(1.40)		2.03		1.21

Net increase (decrease) from investment operations	2.22		3.24		(1.04)		2.42		1.54

Distributions(c)
Distributions from net investment income	(0.26)		(0.37)		(0.27)		(0.28)		(0.18)
From net realized gain	—		—		—		—		(0.00	)(d)
Return of capital	—		—		—		—		(0.00	)(d)

Total distributions	(0.26)		(0.37)		(0.27)		(0.28)		(0.18)

Net asset value, end of period	$17.02		$15.06		$12.19		$13.50		$11.36

Total Return(e)
Based on net asset value	15.02%		26.78%		(7.82)%		21.38%		15.50	%(f)

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.29	%(h)	0.37	%(h)(i)	0.54	%(h)	9.54	%(h)(j)(k)

Total expenses after fees waived and/or reimbursed	0.09	%(g)	0.09	%(h)	0.09	%(h)(i)	0.09	%(h)	0.11	%(h)(j)

Net investment income	1.96	%(g)	3.11	%(h)	2.68	%(h)	3.05	%(h)	3.56	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$22,343		$11,132		$2,773		$1,021		$118

Portfolio turnover rate	6	%(l)	11	%(m)	13	%(m)	1	%(m)	71	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

				Period from
	Year Ended December 31,			02/29/16 (a)
	2019	2018	2017	to 12/31/16
Allocated fees waived	0.05%	0.08%	0.11%	2.41%
Investments in underlying funds	0.05%	0.06%	0.07%	0.12%

(i)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.34% and 0.09%, respectively.

(j)	Annualized.
(k)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 11.15%
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Investor A

									Period from
	Year Ended December 31,								02/29/16	(a)

	2020		2019		2018		2017		to 12/31/16

Net asset value, beginning of period	$15.03		$12.17		$13.48		$11.35		$10.00

Net investment income(b)	0.25		0.37		0.31		0.36		0.26
Net realized and unrealized gain (loss)	1.93		2.83		(1.38)		2.02		1.26

Net increase (decrease) from investment operations	2.18		3.20		(1.07)		2.38		1.52

Distributions(c)
Distributions from net investment income	(0.23)		(0.34)		(0.24)		(0.25)		(0.17)
From net realized gain	—		—		—		—		(0.00	)(d)
Return of capital	—		—		—		—		(0.00	)(d)

Total distributions	(0.23)		(0.34)		(0.24)		(0.25)		(0.17)

Net asset value, end of period	$16.98		$15.03		$12.17		$13.48		$11.35

Total Return(e)
Based on net asset value	14.71%		26.46%		(8.04)%		21.06%		15.24	%(f)

Ratios to Average Net Assets
Total expenses	0.44	%(g)	0.57	%(h)	0.61	%(h)(i)	0.74	%(h)	6.36	%(h)(j)(k)

Total expenses after fees waived and/or reimbursed	0.34	%(g)	0.34	%(h)	0.34	%(h)(i)	0.34	%(h)	0.34	%(h)(j)

Net investment income	1.71	%(g)	2.66	%(h)	2.29	%(h)	2.85	%(h)	2.85	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$14,564		$11,358		$4,371		$2,950		$386

Portfolio turnover rate	6	%(l)	11	%(m)	13	%(m)	1	%(m)	71	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

				Period from
	Year Ended December 31,			02/29/16 (a)
	2019	2018	2017	to 12/31/16
Allocated fees waived	0.05%	0.08%	0.11%	1.68%
Investments in underlying funds	0.05%	0.06%	0.07%	0.12%

(i)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.58% and 0.34%, respectively.

(j)	Annualized.
(k)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.39%.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

96	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Investor P

					Period from
	Year Ended December 31,				08/06/18	(a)
	2020		2019		to 12/31/18

Net asset value, beginning of period	$15.03		$12.17		$13.81

Net investment income(b)	0.25		0.42		0.15
Net realized and unrealized gain (loss)	1.92		2.79		(1.65)

Net increase (decrease) from investment operations	2.17		3.21		(1.50)

Distributions from net investment income(c)	(0.23)		(0.35)		(0.14)

Net asset value, end of period	$16.97		$15.03		$12.17

Total Return(d)
Based on net asset value	14.65%		26.51%		(10.92	)%(e)

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.65	%(g)	0.47	%(g)(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.34	%(f)	0.34	%(g)	0.33	%(g)(h)(i)(j)

Net investment income	1.74	%(f)	2.97	%(g)	2.86	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$4,675		$2,039		$259

Portfolio turnover rate	6	%(k)	11	%(l)	13	%(l)

(a)	Commencement of operations.
(b)	Based on average Common Shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

		Period from
	Year Ended December 31,	08/06/18 (a)
	2019	to 12/31/18
Allocated fees waived	0.05%	0.08%
Investments in underlying funds	0.05%	0.06%

(h)	Annualized.
(i)

Offering costs, board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.49% and 0.33%, respectively.

(j)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.46% and 0.33%, respectively.

(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Class K

									Period from
	Year Ended December 31,								02/29/16	(a)
	2020		2019		2018		2017		to 12/31/16

Net asset value, beginning of period	$15.07		$12.19		$13.51		$11.36		$10.00

Net investment income(b)	0.29		0.42		0.36		0.41		0.25
Net realized and unrealized gain (loss)	1.94		2.84		(1.40)		2.02		1.30

Net increase (decrease) from investment operations	2.23		3.26		(1.04)		2.43		1.55

Distributions(c)
Distributions from net investment income	(0.27)		(0.38)		(0.28)		(0.28)		(0.19)
From net realized gain	—		—		—		—		(0.00	)(d)
Return of capital	—		—		—		—		(0.00	)(d)

Total distributions	(0.27)		(0.38)		(0.28)		(0.28)		(0.19)

Net asset value, end of period	$17.03		$15.07		$12.19		$13.51		$11.36

Total Return(e)
Based on net asset value	15.06%		26.92%		(7.84)%		21.51%		15.54	%(f)

Ratios to Average Net Assets
Total expenses	0.13	%(g)	0.15	%(h)	0.24	%(h)(i)	0.48	%(h)	5.07	%(h)(j)(k)

Total expenses after fees waived and/or reimbursed	0.04	%(g)	0.04	%(h)	0.04	%(h)(i)	0.04	%(h)	0.04	%(h)(j)

Net investment income	2.02	%(g)	2.98	%(h)	2.71	%(h)	3.20	%(h)	2.72	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$769,397		$386,113		$150,118		$70,579		$10,233

Portfolio turnover rate	6	%(l)	11	%(m)	13	%(m)	1	%(m)	71	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

				Period from
	Year Ended December 31,			02/29/16 (a)
	2019	2018	2017	to 12/31/16
Allocated fees waived	0.05%	0.08%	0.11%	1.47%
Investments in underlying funds	0.05%	0.06%	0.07%	0.12%

(i)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.21% and 0.04%, respectively.

(j)	Annualized.
(k)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 5.94%.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

98	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock LifePath® Index 2065 Fund
		Institutional
			Period from
	Year Ended		10/30/19	(a)
	12/31/20		to 12/31/19

Net asset value, beginning of period	$10.48		$10.00

Net investment income(b)	0.23		0.11
Net realized and unrealized gain	1.36		0.46

Net increase from investment operations	1.59		0.57

Distributions from net investment income(c)		(0.15)		(0.09)

Net asset value, end of period	$11.92		$10.48

Total Return(d)
Based on net asset value		15.43%	5.71	%(e)

Ratios to Average Net Assets
Total expenses	0.50	%(f)	13.00	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.08	%(f)	0.11	%(g)(h)

Net investment income	2.23	%(f)	6.26	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$1,360		$52

Portfolio turnover rate	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.12% and 0.06%, respectively.

(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period from
10/30/19(a)
to 12/31/19
Allocated fees waived	6.58%
Investments in underlying funds	0.11%

(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.41%.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock LifePath® Index 2065 Fund (continued)

		Investor A

			Period from
	Year Ended		10/30/19(a)
	12/31/20		to 12/31/19

Net asset value, beginning of period	$10.48		$10.00

Net investment income(b)	0.22		0.11
Net realized and unrealized gain	1.35		0.46

Net increase from investment operations	1.57		0.57

Distributions from net investment income(c)		(0.13)		(0.09)

Net asset value, end of period	$11.92		$10.48

Total Return(d)
Based on net asset value		15.14%	5.67	%(e)

Ratios to Average Net Assets
Total expenses	2.02	%(f)	13.24	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.34	%(f)	0.36	%(g)(h)

Net investment income	2.10	%(f)	6.03	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$123		$53

Portfolio turnover rate	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.12% and 0.06%, respectively.

(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period from
10/30/19 (a)
to 12/31/19
Allocated fees waived	6.58%
Investments in underlying funds	0.11%

(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.60%.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

100	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
		Investor P
			Period from
	Year Ended		10/30/19	(a)
	12/31/20		to 12/31/19

Net asset value, beginning of period	$10.48		$10.00

Net investment income(b)	0.20		0.11
Net realized and unrealized gain	1.36		0.46

Net increase from investment operations	1.56		0.57

Distributions from net investment income(c)		(0.13)		(0.09)

Net asset value, end of period	$11.91		$10.48

Total Return(d)
Based on net asset value		15.12%	5.67	%(e)

Ratios to Average Net Assets
Total expenses	1.00	%(f)	13.25	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.33	%(f)	0.36	%(g)(h)

Net investment income	1.86	%(f)	6.01	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$532		$52

Portfolio turnover rate	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.12% and 0.06%, respectively.

(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period from
10/30/19 (a)
to 12/31/19
Allocated fees waived	6.58%
Investments in underlying funds	0.11%

(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.67%.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Class K
			Period from
	Year Ended		10/30/19	(a)
	12/31/20		to 12/31/19

Net asset value, beginning of period	$10.48		$10.00

Net investment income(b)	0.24		0.12
Net realized and unrealized gain	1.36		0.45

Net increase from investment operations	1.60		0.57

Distributions from net investment income(c)		(0.16)		(0.09)

Net asset value, end of period	$11.92		$10.48

Total Return(d)
Based on net asset value		15.47%	5.72	%(e)

Ratios to Average Net Assets
Total expenses	0.79	%(f)	11.12	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.03	%(f)	0.06	%(g)(h)

Net investment income	2.32	%(f)	7.08	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$23,104		$1,940

Portfolio turnover rate	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.12% and 0.06%, respectively.

(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period from
10/30/19 (a)
to 12/31/19
Allocated fees waived	6.58%
Investments in underlying funds	0.11%

(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 35.79%.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

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Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified
BlackRock LifePath® Index 2065 Fund	LifePath Index 2065 Fund	Diversified

As of period end, the investment of LifePath Index Retirement Fund, LifePath Index 2025 Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund and LifePath Index 2065 Fund in Large Cap Index Master Portfolio represented 21.3%, 27.4%, 34.1%, 40.5%, 46.3%, 50.8%, 53.2%, 53.5%, 53.4% and 53.6%, respectively, of net assets. The investment of LifePath Index Retirement Fund, LifePath Index 2025 Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund and LifePath Index 2065 Fund in U.S. Total Bond Index Master Portfolio represented 51.8%, 41.5%, 30.5%, 20.1%, 11.2%, 4.4%, 1.1%, 0.8%, 0.9% and 1.0%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio and U.S. Total Bond Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Large Cap Index Master Portfolio’s and U.S. Total Bond Index Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.

The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a Fund’s investment in each of Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:

Fund Name	Large Cap Index Master Portfolio	Master Small Cap Index Series	U.S. Total Bond Index Master Portfolio

LifePath Index Retirement Fund	9.6%	7.4%	30.5%
LifePath Index 2025 Fund	8.4	4.5	16.6
LifePath Index 2030 Fund	16.7	6.2	19.5
LifePath Index 2035 Fund	11.5	3.1	7.5
LifePath Index 2040 Fund	18.7	3.6	5.9
LifePath Index 2045 Fund	11.1	1.7	1.3
LifePath Index 2050 Fund	11.9	1.6	0.3
LifePath Index 2055 Fund	6.4	0.8	0.1
LifePath Index 2060 Fund	2.2	0.3	0.0(a)
LifePath Index 2065 Fund	0.1	0.0(a)	0.0(a)

(a)	Amount is less than 0.1%.

Prior to March 2, 2020, each Fund was a “feeder” fund (each a “Feeder Fund” and collectively the “Feeder Funds”) that invested all of its assets in a corresponding “master” portfolio of Master Investment Portfolio (“MIP”). Each Feeder Fund sought to achieve its investment objective by investing all of its assets in a corresponding Master Portfolio: LifePath® Index Retirement Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio, LifePath® Index 2060 Master Portfolio and LifePath® Index 2065 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”), which had the same objective and strategies as the applicable Feeder Fund. The value of each Feeder Fund’s investment in its corresponding LifePath Index Master Portfolio reflected the Feeder Fund’s proportionate interest in the net assets of the LifePath Index Master Portfolio. The performance of the Feeder Funds was directly affected by the performance of the LifePath Index Master Portfolios. Prior to March 2, 2020, the percentage of each LifePath Index Master Portfolio owned by the corresponding Feeder Fund was 100%.

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements  (continued)

For the period January 1, 2020 to February 28, 2020, each LifePath Index Master Portfolio allocated net investment income, net realized gain (loss) and net change in unrealized appreciation (depreciation) to its respective Feeder Fund in the following amounts:

Fund Name	Net Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

LifePath Index Retirement Fund	$24,270,427	$7,770,814	$(142,851,126)
LifePath Index 2025 Fund	12,654,301	2,436,521	(168,311,230)
LifePath Index 2030 Fund	19,143,879	(1,723,316)	(397,951,415)
LifePath Index 2035 Fund	9,185,045	645,549	(276,402,883)
LifePath Index 2040 Fund	12,171,405	(6,857,723)	(479,523,338)
LifePath Index 2045 Fund	5,536,892	(445,258)	(268,649,889)
LifePath Index 2050 Fund	5,587,204	(2,666,163)	(288,924,250)
LifePath Index 2055 Fund	2,761,563	(405,130)	(144,529,480)
LifePath Index 2060 Fund	781,078	(176,687)	(41,860,692)
LifePath Index 2065 Fund	4,404	(80,939)	(167,266)

On March 2, 2020, each Feeder Fund ceased to invest in its corresponding LifePath Index Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund. The change into a stand-alone structure did not result to a change in net assets of the Fund and did not create a taxable event for the Fund.

Each Feeder Fund received net assets, which included net unrealized appreciation (depreciation), in exchange for its ownership in its respective LifePath Index Master Portfolio which included net unrealized appreciation (depreciation). The cost basis for the investments received from each respective LifePath Index Master Portfolio was carried forward to align ongoing reporting of the LifePath Index Master Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The amounts were as follows:

Fund Name	LifePath Index Master Portfolio Net Assets	LifePath Index Master Portfolio Appreciation (Depreciation)	Feeder Fund Appreciation (Depreciation)

LifePath Index Retirement Fund	$7,768,121,550	$701,880,442	$701,924,962
LifePath Index 2025 Fund	4,570,148,141	376,564,015	376,562,682
LifePath Index 2030 Fund	7,619,703,714	607,470,299	602,663,833
LifePath Index 2035 Fund	4,038,555,769	314,485,436	314,480,935
LifePath Index 2040 Fund	5,891,098,544	435,539,555	428,669,403
LifePath Index 2045 Fund	2,891,449,209	185,034,902	185,032,534
LifePath Index 2050 Fund	2,994,377,161	184,031,592	181,980,683
LifePath Index 2055 Fund	1,479,380,757	74,079,891	74,075,994
LifePath Index 2060 Fund	428,002,368	4,006,951	4,009,570
LifePath Index 2065 Fund	2,444,960	(171,390)	(171,390)

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Investor A and Class K Shares	No	No		None
Investor P Shares	Yes	No	(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Prior Year Reorganization: The Board of Trustees of the Trust (the “Board”) approved the reorganization of BlackRock LifePath® Index 2020 Fund (the “Target Fund” or “LifePath Index 2020 Fund”) into the LifePath Index Retirement Fund. As a result, the LifePath Index Retirement Fund acquired substantially all of the assets and assumed certain of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the LifePath Index Retirement Fund.

Each shareholder of the Target Fund received shares of LifePath Index Retirement Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on November 15, 2019, less the costs of the Target Fund’s reorganization.

The reorganization was accomplished by a tax-free exchange of shares of the LifePath Index Retirement Fund in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Fund’s Share Class	Shares of the Fund

Institutional	26,942,429	1.02588801	Institutional	27,639,915

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Notes to Financial Statements  (continued)

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Fund’s Share Class	Shares of the Fund

Investor A	14,520,233	1.02558282	Investor A	14,891,702
Class K	179,822,190	1.02628034	Class K	184,547,978
Investor P	122,228,795	1.02502346	Investor P	125,287,382

The Target Fund’s net assets and composition of net assets on November 15, 2019, the valuation date of the reorganization, were as follows:

Target Fund

Net assets	$ 4,549,202,345
Paid-in-capital	4,027,750,180
Accumulated earnings	521,452,165

For financial reporting purposes, assets received and shares issued by the LifePath Index Retirement Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the LifePath Index Retirement Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of the LifePath Index Retirement Fund before the reorganization were $3,191,903,085. The aggregate net assets of the LifePath Index Retirement Fund immediately after the reorganization amounted to $7,741,105,430. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments

LifePath® Index 2020 Fund	$4,549,563,254	$—

The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on November 18, 2019.

Assuming the reorganization had been completed on January 1, 2019, the beginning of the fiscal reporting period of LifePath Index Retirement Fund, the pro forma results of operations for the year ended December 31, 2020, are as follows:

• Net investment income: $182,805,060

• Net realized and change in unrealized gain on investments: $281,951,966

• Net increase in net assets resulting from operations: $464,757,026

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the LifePath Index Retirement Fund’s Statement of Operations since November 18, 2019.

Reorganization costs incurred by the LifePath Index Retirement Fund in connection with the reorganization were expensed by the LifePath Index Retirement Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Prior to March 2, 2020, the Feeder Funds’, for financial reporting purposes, contributions to and withdrawals from each LifePath Index Master Portfolio were accounted for on a trade date basis. Each Feeder Fund recorded its proportionate share of its respective LifePath Index Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses were adjusted utilizing partnership tax allocation rules. In addition, the Feeder Funds accrued their own expenses. Income, expenses and realized and unrealized gains and losses were allocated daily to each class based on its relative net assets.

Each Fund records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements  (continued)

recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Statements of Assets and Liabilities.

Distributions: Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments. Prior to March 2, 2020, each Feeder Fund recorded its investment in its corresponding LifePath Index Master Portfolio at fair value based on each Feeder Fund’s proportionate interest in the net assets of its corresponding LifePath Index Master Portfolio.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

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Notes to Financial Statements  (continued)

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of December 31, 2020, certain investments of the Funds were fair valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value - unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Net Amount

LifePath Index 2030 Fund
J.P. Morgan Securities LLC	$8,459,221	$(8,459,221)		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements  (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the LifePath Index Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Index Master Portfolios’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager was responsible for the management of each LifePath Index Master Portfolio’s portfolio and provided the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Index Master Portfolio.

For such services, each LifePath Index Master Portfolio paid the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each LifePath Index Master Portfolio’s net assets.

On March 2, 2020, each Fund entered into a investment advisory agreement with BFA, the terms of which are substantially the same as the investment advisory agreement between the Manager and the LifePath Index Master Portfolios, including the investment advisory fee rate.

Service Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”),an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of each Fund’s Investor A and Investor P Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the year ended December 31, 2020, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor P	Total

LifePath Index Retirement Fund	$625,616	$6,185,668	$ 6,811,284
LifePath Index 2025 Fund	380,850	124,204	505,054
LifePath Index 2030 Fund	580,760	4,805,968	5,386,728
LifePath Index 2035 Fund	368,578	42,391	410,969
LifePath Index 2040 Fund	387,594	3,559,393	3,946,987
LifePath Index 2045 Fund	276,487	13,494	289,981
LifePath Index 2050 Fund	239,882	1,123,883	1,363,765
LifePath Index 2055 Fund	168,905	6,292	175,197
LifePath Index 2060 Fund	26,009	7,784	33,793
LifePath Index 2065 Fund	188	581	769

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide general administrative services (other than investment advice and related portfolio activities). Effective March 2, 2020, BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. Effective March 2, 2020, BAL is entitled to receive for these administrative services an annual fee of 0.09% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor P Shares and 0.04% of the average daily net assets of each Fund’s Class K Shares. Prior to March 2, 2020, the Funds paid BAL a monthly fee at an annual rate of 0.03% of the average daily net assets of each share class of each Fund.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the year ended December 31, 2020, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor P	Class K	Total

LifePath Index Retirement Fund	$389,167	$186,771	$1,855,885	$1,590,354	$4,022,177
LifePath Index 2025 Fund	150,698	114,819	39,386	1,555,579	1,860,482
LifePath Index 2030 Fund	416,546	173,091	1,438,402	1,826,621	3,854,660
LifePath Index 2035 Fund	111,497	110,244	13,420	1,412,240	1,647,401
LifePath Index 2040 Fund	423,266	115,433	1,063,378	1,443,167	3,045,244
LifePath Index 2045 Fund	86,365	82,636	4,336	1,035,689	1,209,026
LifePath Index 2050 Fund	84,981	71,410	335,701	929,237	1,421,329
LifePath Index 2055 Fund	56,222	49,919	1,970	543,740	651,851
LifePath Index 2060 Fund	12,947	8,083	2,489	182,567	206,086
LifePath Index 2065 Fund	552	60	201	3,145	3,958

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2020, the Funds did not pay any amounts to affiliates in return for these services.

108	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor P	Class K	Total

LifePath Index Retirement Fund	$940	$8,897	$1,934	$1,516	$ 13,287
LifePath Index 2025 Fund	66	292	21	1,330	1,709
LifePath Index 2030 Fund	1,056	7,313	1,881	1,573	11,823
LifePath Index 2035 Fund	66	309	15	1,289	1,679
LifePath Index 2040 Fund	1,188	3,641	1,605	1,271	7,705
LifePath Index 2045 Fund	59	365	15	955	1,394
LifePath Index 2050 Fund	66	1,355	603	896	2,920
LifePath Index 2055 Fund	66	417	15	632	1,130
LifePath Index 2060 Fund	174	33	21	323	551

For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor P	Class K	Total

LifePath Index Retirement Fund	$123,080	$58,229	$571,129	$18,867	$ 771,305
LifePath Index 2025 Fund	16,627	12,746	3,359	13,011	45,743
LifePath Index 2030 Fund	59,306	45,279	201,288	15,196	321,069
LifePath Index 2035 Fund	13,421	13,677	1,454	14,479	43,031
LifePath Index 2040 Fund	67,223	28,743	161,004	15,673	272,643
LifePath Index 2045 Fund	10,960	10,924	615	15,466	37,965
LifePath Index 2050 Fund	10,950	14,989	57,497	17,445	100,881
LifePath Index 2055 Fund	8,900	9,049	509	16,924	35,382
LifePath Index 2060 Fund	2,203	1,838	657	10,202	14,900
LifePath Index 2065 Fund	15	15	15	16	61

Other Fees: For the year ended December 31, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:

Fund Name	Investor P

LifePath Index Retirement Fund	$ 134,824
LifePath Index 2025 Fund	41,157
LifePath Index 2030 Fund	128,404
LifePath Index 2035 Fund	19,133
LifePath Index 2040 Fund	139,970
LifePath Index 2045 Fund	4,884
LifePath Index 2050 Fund	58,333
LifePath Index 2055 Fund	2,244
LifePath Index 2060 Fund	3,476
LifePath Index 2065 Fund	411

For the year ended December 31, 2020, affiliates received CDSCs as follows:

Fund Name	Investor P

LifePath Index Retirement Fund	$ 3,162
LifePath Index 2025 Fund	46
LifePath Index 2030 Fund	107
LifePath Index 2035 Fund	12
LifePath Index 2040 Fund	4

Expense Limitations, Waivers, Reimbursements, and Recoupments: Effective March 2, 2020, with respect to each Fund, the Manager has contractually agreed to waive its management fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Funds. Prior to March 2, 2020, this waiver was voluntary. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2020, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed By the Administrator/Manager

LifePath Index Retirement Fund	$ 8,754
LifePath Index 2025 Fund	8,746
LifePath Index 2030 Fund	12,630
LifePath Index 2035 Fund	8,748
LifePath Index 2040 Fund	11,595

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements  (continued)

Fund Name	Fees Waived and/or Reimbursed By the Administrator/Manager

LifePath Index 2045 Fund	$ 7,403
LifePath Index 2050 Fund	7,525
LifePath Index 2055 Fund	4,288
LifePath Index 2060 Fund	1,817
LifePath Index 2065 Fund	110

Effective March 2, 2020, the Manager and Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2020, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Fees Waived and/or Reimbursed By the Administrator/Manager

LifePath Index Retirement Fund	$ 3,951,941
LifePath Index 2025 Fund	2,577,850
LifePath Index 2030 Fund	4,237,908
LifePath Index 2035 Fund	2,403,989
LifePath Index 2040 Fund	3,416,672
LifePath Index 2045 Fund	1,766,837
LifePath Index 2050 Fund	1,795,419
LifePath Index 2055 Fund	928,839
LifePath Index 2060 Fund	307,622
LifePath Index 2065 Fund	6,681

The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Effective March 2, 2020, each of BAL and BFA has contractually agreed to reimburse the Funds or provide an offsetting credit for such Independent Expenses through April 30, 2030. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2020, the Funds waived the following amounts:

Fund Name	Fees Waived and/or Reimbursed By the Administrator/Manager

LifePath Index Retirement Fund	$ 156,135
LifePath Index 2025 Fund	99,577
LifePath Index 2030 Fund	135,395
LifePath Index 2035 Fund	47,731
LifePath Index 2040 Fund	169,092
LifePath Index 2045 Fund	42,239
LifePath Index 2050 Fund	49,579
LifePath Index 2055 Fund	37,308
LifePath Index 2060 Fund	37,917
LifePath Index 2065 Fund	14,710

Prior to March 2, 2020, with respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets were as follows:

	Contractual Caps through April 30, 2021(a)				Contractual Caps through March 1, 2020(a)

Fund Name	Institutional	Investor A	Investor P	Class K	Institutional	Investor A	Investor P	Class K

LifePath Index Retirement Fund	0.09%	0.34%	0.34%	0.04%	1.09%	1.34%	1.34%	1.04%
LifePath Index 2030 Fund	0.09	0.34	0.34	0.04	1.09	1.34	1.34	1.04
LifePath Index 2040 Fund	0.08	0.33	0.33	0.03	1.08	1.33	1.33	1.03
LifePath Index 2050 Fund	0.08	0.33	0.33	0.03	1.10	1.35	1.35	1.05
LifePath Index 2060 Fund	0.07	0.32	0.32	0.02	1.10	1.35	1.35	1.05

	Contractual Caps through April 30, 2021(a)				Contractual Caps through March 1, 2020(a)

Fund Name	Institutional	Investor A	Investor P	Class K	Institutional	Investor A	Investor P	Class K

LifePath Index 2025 Fund	0.09%	0.34%	0.34%	0.04%	1.09%	1.34%	1.34%	1.04%
LifePath Index 2035 Fund	0.08	0.33	0.33	0.03	1.08	1.33	1.33	1.03
LifePath Index 2045 Fund	0.08	0.33	0.33	0.03	1.10	1.35	1.35	1.05
LifePath Index 2055 Fund	0.07	0.32	0.32	0.02	1.10	1.35	1.35	1.05
LifePath Index 2065 Fund	0.09	0.34	0.34	0.04	1.09	1.34	1.34	1.04

(a)	Effective March 2, 2020, the Board approved the termination of these contractual expense limitations.

110	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Adminstrator/Manager and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations.

For the year ended December 31, 2020, the amounts included in fees waived and/or reimbursed by the Adminstrator/Manager were as follows:

Fund Name	Fees Waived and/or Reimbursed By the Administrator/Manager

LifePath Index Retirement Fund	$ 484,789
LifePath Index 2025 Fund	303,332
LifePath Index 2030 Fund	495,963
LifePath Index 2035 Fund	276,545
LifePath Index 2040 Fund	405,855
LifePath Index 2045 Fund	210,981
LifePath Index 2050 Fund	223,228
LifePath Index 2055 Fund	124,035
LifePath Index 2060 Fund	104,450
LifePath Index 2065 Fund	46,533

For the year ended December 31, 2020, transfer agent fees waived and/or reimbursed — class specific were as follows:

	Transfer Agent Fees Waived and/or, Reimbursed - Class Specific

LifePath Index Fund Name	Institutional	Investor A	Investor P	Class K	Total

LifePath Index Retirement Fund	$80,053	$36,801	$364,884	$18,866	$ 500,604
LifePath Index 2025 Fund	1,177	350	406	13,011	14,944
LifePath Index 2030 Fund	13,580	25,159	38,987	15,196	92,922
LifePath Index 2035 Fund	1,302	1,193	433	14,479	17,407
LifePath Index 2040 Fund	20,353	15,275	39,738	15,673	91,039
LifePath Index 2045 Fund	1,536	1,523	325	15,466	18,850
LifePath Index 2050 Fund	2,006	6,644	19,170	17,445	45,265
LifePath Index 2055 Fund	2,763	2,995	346	16,923	23,027
LifePath Index 2060 Fund	1,260	1,125	484	10,201	13,070
LifePath Index 2065 Fund	11	11	11	14	47

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 2, 2020 for LifePath Index 2060 Fund and LifePath Index 2065 Fund, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses was terminated.

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on March 2, 2020:

Fund Name/Fund Level/Share Class	Expired March 2, 2020

LifePath Index 2060 Fund
Fund Level	$ 514,881
Institutional	10,860
Investor A	15,377
Class K	100,332
Investor P	2,722
LifePath Index 2065 Fund
Fund Level	79,534
Institutional	17
Investor A	16
Class K	23
Investor P	17

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements  (continued)

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated – net in the Statements of Operations. For the year ended December 31, 2020, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts

LifePath Index Retirement Fund	$ 4,402
LifePath Index 2025 Fund	2,477
LifePath Index 2030 Fund	7,963
LifePath Index 2035 Fund	17,838
LifePath Index 2040 Fund	15,902
LifePath Index 2045 Fund	5,376
LifePath Index 2050 Fund	8,778
LifePath Index 2055 Fund	3,847
LifePath Index 2060 Fund	820
LifePath Index 2065 Fund	16

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2020, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

LifePath Index Fund Name	Purchases	Sales	Net Realized Gain (Loss)

LifePath Index 2025 Fund	$—	$10,955,239	$(2,200,948)
LifePath Index 2045 Fund	4,247,002	—	—
LifePath Index 2050 Fund	3,991,183	—	—
LifePath Index 2055 Fund	2,545,549	—	—
LifePath Index 2060 Fund	588,978	—	—

112	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

LifePath Index Fund Name	Purchases(a)	Sales(a)

LifePath Index Retirement Fund	$1,573,849,590	$1,610,387,346
LifePath Index 2025 Fund	1,633,553,967	812,275,961
LifePath Index 2030 Fund	1,870,596,152	1,161,760,463
LifePath Index 2035 Fund	1,333,595,064	497,579,482
LifePath Index 2040 Fund	1,326,249,133	603,536,083
LifePath Index 2045 Fund	981,293,304	244,530,669
LifePath Index 2050 Fund	882,169,730	201,946,095
LifePath Index 2055 Fund	600,366,767	109,470,451
LifePath Index 2060 Fund	318,555,758	30,493,957
LifePath Index 2065 Fund	24,296,731	4,696,136

(a)	Includes purchases and sales of investments from the LifePath Index Master Portfolio for the period January 1, 2020 to February 28, 2020, as follows:

LifePath Index Fund Name	Purchase	Sales

LifePath Index Retirement Fund	$74,734,979	$ 34,958,451
LifePath Index 2025 Fund	244,126,318	33,628,963
LifePath Index 2030 Fund	229,887,805	25,698,873
LifePath Index 2035 Fund	243,917,043	13,675,040
LifePath Index 2040 Fund	220,415,477	23,392,106
LifePath Index 2045 Fund	206,315,392	13,988,589
LifePath Index 2050 Fund	182,253,871	13,713,298
LifePath Index 2055 Fund	123,883,048	5,365,000
LifePath Index 2060 Fund	61,049,083	2,179,439
LifePath Index 2065 Fund	1,804,938	1,101,654

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

	Periods	LifePath Index Retirement Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund	LifePath Index 2040 Fund

Ordinary income	12/31/20	$194,830,533	$119,803,166	$168,762,322	$93,925,157	$122,442,537
	12/31/19	97,732,162	111,629,296	207,662,131	101,947,198	174,844,665
Long-term capital gains	12/31/20	24,317,535	4,781,050	954,013	770,402	687,174
	12/31/19	2,982,199	11,761,069	25,611,015	22,744,363	18,717,531

Total	12/31/20	$219,148,068	$124,584,216	$169,716,335	$94,695,559	$123,129,711

	12/31/19	$100,714,361	$123,390,365	$233,273,146	$124,691,561	$193,562,196

	Periods	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund	LifePath Index 2065 Fund

Ordinary income	12/31/20	$65,119,488	$65,848,266	$34,547,160	$11,160,705	$211,909
	12/31/19	73,195,299	81,801,983	36,357,901	8,455,605	18,201
Long-term capital gains	12/31/20	542,280	467,271	212,216	—	—
	12/31/19	17,687,243	12,714,412	4,061,947	—	—

Total	12/31/20	$65,661,768	$66,315,537	$34,759,376	$11,160,705	$211,909

	12/31/19	$90,882,542	$94,516,395	$40,419,848	$8,455,605	$18,201

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements  (continued)

As of period end, the tax components of accumulated earnings (loss) were as follows:

	LifePath Index Retirement Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund	LifePath Index 2040 Fund

Undistributed ordinary income	$7,337,365	$522,800	$10,669,613	$4,914,006	$5,182,362
Undistributed long-term capital gains	7,381,657	3,083,941	3,748,424	—	—
Net unrealized gains(a)	1,563,732,357	1,064,024,298	1,910,772,268	1,166,113,231	1,754,734,149

	$1,578,451,379	$1,067,631,039	$1,925,190,305	$1,171,027,237	$1,759,916,511

(a)	The difference between book-basis and tax-basis net unrealized gains were attributable primarily to tax deferral of losses on wash sales, and the timing and recognition of partnership income.

	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund	LifePath Index 2065 Fund

Undistributed ordinary income	$1,037,813	$218,853	$115,803	$38,469	$1,418
Non-expiring capital loss carryforwards(a)	—	(1,892,105)	(3,532,453)	(12,399,792)	(152,171)
Net unrealized gains(b)	945,899,894	993,415,191	500,683,674	159,610,109	3,430,091

	$946,937,707	$991,741,939	$497,267,024	$147,248,786	$3,279,338

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis net unrealized gains were attributable primarily to tax deferral of losses on wash sales, and the timing and recognition of partnership income.

As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	LifePath Index Retirement Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund	LifePath Index 2040 Fund

Tax cost	$7,155,909,393	$4,890,547,483	$7,640,877,253	$4,387,096,262	$6,060,059,390

Gross unrealized appreciation	$1,626,495,737	$1,197,538,430	$2,281,666,784	$1,375,466,273	$1,941,942,267
Gross unrealized depreciation	(62,765,480)	(133,514,134)	(370,894,581)	(209,353,043)	(187,208,161)

Net unrealized appreciation (depreciation)	$1,563,730,257	$1,064,024,296	$1,910,772,203	$1,166,113,230	$1,754,734,106

	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund	LifePath Index 2065 Fund

Tax cost	$3,283,990,395	$3,356,677,992	$1,797,178,682	$650,872,511	$21,582,046

Gross unrealized appreciation	$1,006,896,831	$1,020,288,666	$513,915,825	$163,364,291	$3,658,476
Gross unrealized depreciation	(60,996,937)	(26,873,491)	(13,232,148)	(3,754,185)	(225,196)

Net unrealized appreciation (depreciation)	$945,899,894	$993,415,175	$500,683,677	$159,610,106	$3,433,280

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2020, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

114	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/20		Year Ended 12/31/19

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index Retirement Fund
Institutional
Shares sold	6,411,178	$85,405,180	4,905,764	$62,262,954
Shares issued in reinvestment of distributions	1,057,267	14,238,568	513,150	6,591,337
Shares issued in reorganization	—	—	27,639,915	357,244,026
Shares redeemed	(9,957,927)	(131,022,660)	(4,822,605)	(60,496,765)

	(2,489,482)	$(31,378,912)	28,236,224	$365,601,552

Investor A

Shares sold	3,579,665	$47,410,878	4,564,803	$57,839,346
Shares issued in reinvestment of distributions	463,749	6,242,175	281,351	3,610,000
Shares issued in reorganization	—	—	14,891,702	192,208,015
Shares redeemed	(9,488,553)	(124,345,695)	(3,392,383)	(42,835,432)

	(5,445,139)	$(70,692,642)	16,345,473	$210,821,929

Investor P

Shares sold	9,154,231	$120,687,650	3,607,587	$45,490,004
Shares issued in reinvestment of distributions	4,610,446	62,023,248	2,542,411	32,515,330
Shares issued in reorganization	—	—	125,287,382	1,615,690,375
Shares redeemed	(27,061,917)	(354,174,944)	(14,988,562)	(187,362,343)

	(13,297,240)	$(171,464,046)	116,448,818	$1,506,333,366

Class K

Shares sold	105,963,382	$1,402,545,576	86,341,268	$1,094,046,524
Shares issued in reinvestment of distributions	10,113,405	136,299,487	4,517,341	57,935,745
Shares issued in reorganization	—	—	184,547,978	2,384,059,929
Shares redeemed	(85,290,662)	(1,116,963,549)	(33,878,510)	(427,109,047)

	30,786,125	$421,881,514	241,528,077	$3,108,933,151

	9,554,264	$148,345,914	402,558,592	$5,191,689,998

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements  (continued)

	Year Ended 12/31/20		Year Ended 12/31/19

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2025 Fund
Institutional

Shares sold	4,488,208	$63,902,271	8,671,908	$118,306,056
Shares issued in reinvestment of distributions	328,551	4,764,746	308,993	4,309,186
Shares redeemed	(3,989,763)	(57,542,159)	(4,192,327)	(55,991,978)

	826,996	$11,124,858	4,788,574	$66,623,264

Investor A

Shares sold	2,975,846	$42,394,123	4,402,937	$59,574,100
Shares issued in reinvestment of distributions	226,350	3,284,604	306,470	4,248,493
Shares redeemed	(3,563,422)	(50,210,045)	(3,322,780)	(45,459,031)

	(361,226)	$(4,531,318)	1,386,627	$18,363,562

Investor P

Shares sold	2,862,117	$40,836,822	2,360,250	$32,081,289
Shares issued in reinvestment of distributions	79,020	1,151,539	46,892	655,178
Shares redeemed	(1,248,779)	(18,156,542)	(145,937)	(1,983,233)

	1,692,358	$23,831,819	2,261,205	$30,753,234

Class K

Shares sold	110,816,788	$1,581,687,835	92,247,193	$1,249,686,541
Shares issued in reinvestment of distributions	7,923,442	115,174,542	8,207,331	114,044,149
Shares redeemed	(60,016,767)	(850,219,990)	(35,156,325)	(475,785,645)

	58,723,463	$846,642,387	65,298,199	$887,945,045

	60,881,591	$877,067,746	73,734,605	$1,003,685,105

	Year Ended 12/31/20		Year Ended 12/31/19

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2030 Fund
Institutional

Shares sold	6,168,595	$88,879,902	12,286,887	$172,309,139
Shares issued in reinvestment of distributions	782,743	11,523,829	1,116,959	16,070,239
Shares redeemed	(7,639,971)	(111,026,084)	(6,556,867)	(89,999,831)

	(688,633)	$(10,622,353)	6,846,979	$98,379,547

Investor A

Shares sold	3,716,581	$53,852,654	5,545,925	$77,172,744
Shares issued in reinvestment of distributions	287,987	4,242,483	703,278	10,099,959
Shares redeemed	(11,899,734)	(173,328,831)	(5,471,152)	(76,586,975)

	(7,895,166)	$(115,233,694)	778,051	$10,685,728

Investor P

Shares sold	6,586,802	$95,560,279	6,400,755	$89,352,544
Shares issued in reinvestment of distributions	2,381,822	35,079,841	4,135,772	59,334,598
Shares redeemed	(15,909,202)	(229,583,620)	(17,903,626)	(248,439,469)

	(6,940,578)	$(98,943,500)	(7,367,099)	$(99,752,327)

Class K

Shares sold	117,212,131	$1,714,626,590	100,048,389	$1,391,816,762
Shares issued in reinvestment of distributions	8,038,796	118,723,200	10,285,729	147,707,101
Shares redeemed	(57,932,819)	(835,889,367)	(36,638,871)	(507,064,310)

	67,318,108	$997,460,423	73,695,247	$1,032,459,553

	51,793,731	$772,660,876	73,953,178	$1,041,772,501

116	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 12/31/20		Year Ended 12/31/19

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2035 Fund
Institutional

Shares sold	2,997,708	$44,477,542	5,638,310	$81,445,287
Shares issued in reinvestment of distributions	195,873	2,976,772	283,106	4,231,753
Shares redeemed	(3,262,000)	(49,067,743)	(3,535,268)	(50,303,945)

	(68,419)	$(1,613,429)	2,386,148	$35,373,095

Investor A

Shares sold	2,557,156	$38,239,410	4,685,276	$67,068,400
Shares issued in reinvestment of distributions	172,554	2,626,971	316,370	4,706,667
Shares redeemed	(3,230,885)	(47,200,222)	(2,687,655)	(39,067,868)

	(501,175)	$(6,333,841)	2,313,991	$32,707,199

Investor P

Shares sold	817,784	$12,265,667	793,365	$11,414,227
Shares issued in reinvestment of distributions	21,687	333,445	17,583	264,146
Shares redeemed	(192,726)	(2,901,074)	(65,069)	(926,289)

	646,745	$9,698,038	745,879	$10,752,084

Class K

Shares sold	93,574,533	$1,405,158,063	76,574,620	$1,098,990,051
Shares issued in reinvestment of distributions	5,805,521	88,621,083	7,746,108	115,409,385
Shares redeemed	(42,407,319)	(634,235,104)	(24,944,651)	(357,738,221)

	56,972,735	$859,544,042	59,376,077	$856,661,215

	57,049,886	$861,294,810	64,822,095	$935,493,593

	Year Ended 12/31/20		Year Ended 12/31/19

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2040 Fund
Institutional

Shares sold	5,495,802	$82,299,000	7,869,162	$116,162,801
Shares issued in reinvestment of distributions	693,610	10,744,188	1,205,226	18,461,539
Shares redeemed	(6,166,241)	(94,233,237)	(6,623,487)	(97,093,441)

	23,171	$(1,190,049)	2,450,901	$37,530,899

Investor A

Shares sold	2,664,493	$40,186,781	3,933,402	$63,168,276
Shares issued in reinvestment of distributions	165,416	2,563,559	847,924	7,246,146
Shares redeemed	(8,079,520)	(125,191,455)	(2,896,325)	(42,662,793)

	(5,249,611)	$(82,441,115)	1,885,001	$27,751,629

Investor P

Shares sold	5,580,129	$84,017,413	5,339,456	$78,560,818
Shares issued in reinvestment of distributions	1,519,819	23,543,969	3,036,381	46,388,729
Shares redeemed	(10,264,293)	(155,569,393)	(11,727,881)	(172,101,344)

	(3,164,345)	$(48,008,011)	(3,352,044)	$(47,151,797)

Class K

Shares sold	92,627,551	$1,427,174,683	72,855,160	$1,066,849,549
Shares issued in reinvestment of distributions	5,533,810	86,134,498	7,543,745	121,403,043
Shares redeemed	(39,011,856)	(594,340,229)	(26,101,264)	(381,597,209)

	59,149,505	$918,968,952	54,297,641	$806,655,383

	50,758,720	$787,329,777	55,281,499	$824,786,114

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Notes to Financial Statements  (continued)

	Year Ended 12/31/20		Year Ended 12/31/19

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2045 Fund
Institutional

Shares sold	2,575,776	$39,999,883	4,134,440	$62,675,783
Shares issued in reinvestment of distributions	136,309	2,168,990	198,083	3,126,280
Shares redeemed	(2,637,618)	(41,975,225)	(2,451,852)	(36,690,669)

	74,467	$193,648	1,880,671	$29,111,394

Investor A

Shares sold	1,928,747	$29,891,359	3,481,014	$55,742,213
Shares issued in reinvestment of distributions	114,600	1,827,801	466,810	3,753,639
Shares redeemed	(2,410,497)	(36,559,131)	(1,440,103)	(21,858,169)

	(367,150)	$(4,839,971)	2,507,721	$37,637,683

Investor P

Shares sold	270,589	$4,028,297	274,521	$4,154,025
Shares issued in reinvestment of distributions	6,182	100,167	4,768	75,631
Shares redeemed	(37,576)	(570,747)	(89,626)	(1,363,227)

	239,195	$3,557,717	189,663	$2,866,429

Class K

Shares sold	70,663,578	$1,112,352,347	53,873,707	$811,182,666
Shares issued in reinvestment of distributions	3,831,996	61,420,676	5,090,520	83,895,290
Shares redeemed	(25,957,531)	(408,020,236)	(15,125,320)	(228,116,394)

	48,538,043	$765,752,787	43,838,907	$666,961,562

	48,484,555	$764,664,181	48,416,962	$736,577,068

	Year Ended 12/31/20		Year Ended 12/31/19

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2050 Fund
Institutional

Shares sold	3,135,948	$48,707,434	4,330,085	$66,648,432
Shares issued in reinvestment of distributions	131,633	2,134,309	193,605	3,110,797
Shares redeemed	(2,878,908)	(46,705,889)	(2,915,933)	(44,484,704)

	388,673	$4,135,854	1,607,757	$25,274,525

Investor A

Shares sold	1,921,434	$30,138,833	3,135,666	$50,818,895
Shares issued in reinvestment of distributions	97,169	1,576,073	435,815	3,961,737
Shares redeemed	(4,375,628)	(69,762,032)	(1,323,680)	(20,382,687)

	(2,357,025)	$(38,047,126)	2,247,801	$34,397,945

Investor P

Shares sold	2,375,774	$36,995,368	2,474,823	$37,927,935
Shares issued in reinvestment of distributions	452,970	7,340,103	894,935	14,295,142
Shares redeemed	(3,468,125)	(54,771,512)	(3,897,691)	(59,553,609)

	(639,381)	$(10,436,041)	(527,933)	$(7,330,532)

Class K

Shares sold	65,638,791	$1,047,890,163	49,981,430	$764,140,308
Shares issued in reinvestment of distributions	3,382,391	55,128,483	4,369,899	73,138,948
Shares redeemed	(22,304,163)	(356,116,847)	(15,228,350)	(232,305,398)

	46,717,019	$746,901,799	39,122,979	$604,973,858

	44,109,286	$702,554,486	42,450,604	$657,315,796

118	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 12/31/20		Year Ended 12/31/19

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2055 Fund
Institutional

Shares sold	1,929,556	$31,041,305	3,390,696	$53,061,446
Shares issued in reinvestment of distributions	85,105	1,412,113	134,518	2,263,835
Shares redeemed	(1,847,217)	(30,324,619)	(3,452,650)	(53,704,844)

	167,444	$2,128,799	72,564	$1,620,437

Investor A

Shares sold	1,707,868	$27,192,000	2,474,834	$38,772,796
Shares issued in reinvestment of distributions	66,279	1,097,213	121,480	1,993,577
Shares redeemed	(2,350,849)	(35,618,494)	(975,049)	(15,544,849)

	(576,702)	$(7,329,281)	1,621,265	$25,221,524

Investor P

Shares sold	99,289	$1,646,550	94,831	$1,507,303
Shares issued in reinvestment of distributions	2,503	42,341	1,995	32,915
Shares redeemed	(11,517)	(203,920)	(1,530)	(24,770)

	90,275	$1,484,971	95,296	$1,515,448

Class K

Shares sold	44,104,499	$715,694,070	33,196,411	$520,913,388
Shares issued in reinvestment of distributions	1,921,900	32,126,668	2,210,087	36,083,191
Shares redeemed	(14,323,722)	(234,939,366)	(8,065,519)	(126,795,533)

	31,702,677	$512,881,372	27,340,979	$430,201,046

	31,383,694	$509,165,861	29,130,104	$458,558,455

	Year Ended 12/31/20		Year Ended 12/31/19

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2060 Fund
Institutional

Shares sold	1,164,490	$16,519,680	769,062	$10,701,713
Shares issued in reinvestment of distributions	21,353	319,101	13,578	198,331
Shares redeemed	(612,187)	(9,146,431)	(271,175)	(3,774,832)

	573,656	$7,692,350	511,465	$7,125,212

Investor A

Shares sold	529,045	$7,589,266	552,935	$7,707,090
Shares issued in reinvestment of distributions	11,770	176,809	15,283	221,349
Shares redeemed	(438,723)	(6,491,076)	(171,832)	(2,426,776)

	102,092	$1,274,999	396,386	$5,501,663

Investor P

Shares sold	156,054	$2,140,007	125,007	$1,749,678
Shares issued in reinvestment of distributions	3,410	51,493	1,979	28,925
Shares redeemed	(19,784)	(285,548)	(12,575)	(176,058)

	139,680	$1,905,952	114,411	$1,602,545

Class K

Shares sold	25,904,179	$376,149,311	16,256,353	$227,305,816
Shares issued in reinvestment of distributions	705,001	10,594,289	551,181	8,000,911
Shares redeemed	(7,044,735)	(103,081,296)	(3,493,925)	(48,511,972)

	19,564,445	$283,662,304	13,313,609	$186,794,755

	20,379,873	$294,535,605	14,335,871	$201,024,175

N O T E S T O F I N A N C I A L S T A T E M E N T S	119

Notes to Financial Statements  (continued)

	Year Ended 12/31/20		Year Ended 12/31/19

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2065 Fund(a)
Institutional

Shares sold	123,710	$1,181,363	5,001	$50,010
Shares issued in reinvestment of distributions	1,124	12,150	—	—
Shares redeemed	(15,740)	(166,390)	(1)	(10)

	109,094	$1,027,123	5,000	$50,000

Investor A

Shares sold	5,533	$56,288	5,035	$50,360
Shares issued in reinvestment of distributions	42	461	—	3
Shares redeemed	(256)	(2,692)	(1)	(10)

	5,319	$54,057	5,034	$50,353

Investor P

Shares sold	55,535	$555,532	5,001	$50,010
Shares issued in reinvestment of distributions	289	3,203	—	—
Shares redeemed	(16,175)	(167,753)	(1)	(10)

	39,649	$390,982	5,000	$50,000

Class K

Shares sold	2,324,257	$24,212,963	184,319	$1,869,688
Shares issued in reinvestment of distributions	16,321	180,649	861	9,028
Shares redeemed	(587,588)	(6,053,214)	(144)	(1,492)

	1,752,990	$18,340,398	185,036	$1,877,224

	1,907,052	$19,812,560	200,070	$2,027,577

(a)	The LifePath Index 2065 Fund commenced operations on October 30, 2019.

As of December 31, 2020, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Investor P	Class K	Total

LifePath Index Retirement Fund	—	—	32,483	—	32,483
LifePath Index 2025 Fund	—	—	14,948	—	14,948
LifePath Index 2030 Fund	—	—	14,524	—	14,524
LifePath Index 2035 Fund	—	—	14,025	—	14,025
LifePath Index 2040 Fund	—	—	13,661	—	13,661
LifePath Index 2045 Fund	—	—	13,289	—	13,289
LifePath Index 2050 Fund	—	—	13,072	—	13,072
LifePath Index 2055 Fund	—	—	12,821	—	12,821
LifePath Index 2060 Fund	—	—	14,482	—	14,482
LifePath Index 2065 Fund	5,000	5,000	5,000	85,000	100,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

BlackRock Funds III and Shareholders of each of the ten series listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the series listed in the table below (ten of the series constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of operations	Statements of changes in net assets	Financial highlights
BlackRock LifePath® Index Retirement
BlackRock LifePath® Index 2025
BlackRock LifePath® Index 2030
BlackRock LifePath® Index 2035
BlackRock LifePath® Index 2040	For the year ended December 31, 2020	For the years ended December 31, 2020 and 2019	For each of the periods indicated therein
BlackRock LifePath® Index 2045
BlackRock LifePath® Index 2050
BlackRock LifePath® Index 2055
BlackRock LifePath® Index 2060
BlackRock LifePath® Index 2065	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from October 30, 2019 (commencement of operations) to December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, administrator of the Master Portfolios, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2021

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	121

Important Tax Information (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended December 31, 2020 that qualified for the dividends-received deduction were as follows:

LifePath Index Fund Name	Dividends-Received Deduction

LifePath Index Retirement Fund	13.71%
LifePath Index 2025 Fund	17.65
LifePath Index 2030 Fund	24.45
LifePath Index 2035 Fund	27.98
LifePath Index 2040 Fund	34.51
LifePath Index 2045 Fund	35.84
LifePath Index 2050 Fund	37.90
LifePath Index 2055 Fund	37.00
LifePath Index 2060 Fund	36.46
LifePath Index 2065 Fund	31.26

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2020:

LifePath Index Fund Name	Qualified Dividend Income

LifePath Index Retirement Fund	$46,070,411
LifePath Index 2025 Fund	38,981,757
LifePath Index 2030 Fund	78,098,639
LifePath Index 2035 Fund	51,569,347
LifePath Index 2040 Fund	83,652,261
LifePath Index 2045 Fund	47,421,409
LifePath Index 2050 Fund	50,945,780
LifePath Index 2055 Fund	26,400,018
LifePath Index 2060 Fund	8,628,949
LifePath Index 2065 Fund	167,522

The following maximum amounts are hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2020:

LifePath Index Fund Name	Qualified Business Income

LifePath Index Retirement Fund	$4,056,606
LifePath Index 2025 Fund	3,025,410
LifePath Index 2030 Fund	6,093,851
LifePath Index 2035 Fund	3,873,214
LifePath Index 2040 Fund	6,407,639
LifePath Index 2045 Fund	3,399,013
LifePath Index 2050 Fund	3,629,718
LifePath Index 2055 Fund	1,791,554
LifePath Index 2060 Fund	500,875
LifePath Index 2065 Fund	—

For the fiscal year ended December 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

LifePath Index Fund Name	Interest-Related Dividends

LifePath Index Retirement Fund	$88,186,087
LifePath Index 2025 Fund	44,963,079
LifePath Index 2030 Fund	52,271,775
LifePath Index 2035 Fund	19,912,819
LifePath Index 2040 Fund	15,106,079
LifePath Index 2045 Fund	3,213,603
LifePath Index 2050 Fund	1,013,837
LifePath Index 2055 Fund	410,751
LifePath Index 2060 Fund	138,267
LifePath Index 2065 Fund	2,027

The Funds hereby designate the following amount of distributions from direct federal obligation interest for the fiscal year ended December 31, 2020:

LifePath Index Fund Name	Federal Obligation Interest

LifePath Index Retirement Fund	$34,852,577

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Important Tax Information (unaudited) (continued)

LifePath Index Fund Name	Federal Obligation Interest

LifePath Index 2025 Fund	$18,981,839
LifePath Index 2030 Fund	21,289,704
LifePath Index 2035 Fund	9,762,822
LifePath Index 2040 Fund	7,369,741
LifePath Index 2045 Fund	2,057,549
LifePath Index 2050 Fund	640,455
LifePath Index 2055 Fund	259,838
LifePath Index 2060 Fund	84,786
LifePath Index 2065 Fund	—

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended December 31, 2020:

LifePath Index Fund Name	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends

LifePath Index Retirement Fund	$34,316,156	$24,317,535
LifePath Index 2025 Fund	17,246,327	4,781,050
LifePath Index 2030 Fund	11,609,352	954,013
LifePath Index 2035 Fund	4,851,418	770,402
LifePath Index 2040 Fund	1,860,714	687,174
LifePath Index 2045 Fund	966,197	542,280
LifePath Index 2050 Fund	994,399	467,271
LifePath Index 2055 Fund	439,058	212,216
LifePath Index 2060 Fund	—	—
LifePath Index 2065 Fund	—	—

I M P O R T A N T T A X I N F O R M A T I O N ( U N A U D I T E D )	123

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds III (the“Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund, BlackRock LifePath® Index 2055 Fund, BlackRock LifePath® Index 2060 Fund and BlackRock LifePath® Index 2065 Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	33 RICs consisting of 159 Portfolios	None

Bruce R. Bond 1946	Trustee (Since 2019)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	33 RICs consisting of 159 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019.	33 RICs consisting of 159 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 159 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	33 RICs consisting of 159 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	33 RICs consisting of 159 Portfolios	None

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	125

Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	33 RICs consisting of 159 Portfolios	Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 until 2015; WABCO (commercial vehicle safety systems); Sealed Air Corp. (packaging)

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	33 RICs consisting of 159 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Donald C. Opatrny 1952	Trustee (Since 2019)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2018; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018; Trustee, Arizona Community Foundation and Member of Investment Committee since 2020.	33 RICs consisting of 159 Portfolios	None

Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	33 RICs consisting of 159 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 159 Portfolios	None

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Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	33 RICs consisting of 159 Portfolios	None

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	117 RICs consisting of 267 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015); President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	118 RICs consisting of 268 Portfolios	None
(a)	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b)

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	127

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments, LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Neal J. Andrews 1966	Chief Financial Officer (Since 2009)	Chief Financial Officer of the iShares® exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc. since 2006.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a)	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)	Officers of the Trust/MIP serve at the pleasure of the Board.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	129

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LifePath Index Fund and Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Funds
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

130	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	131

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPindex-12/20-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert –The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath Index 2025 Fund	$22,000	$12,900	$0	$0	$9,600	$13,600	$0	$0
BlackRock LifePath Index 2030 Fund	$22,000	$12,900	$0	$0	$9,600	$13,600	$0	$0
BlackRock LifePath Index 2035 Fund	$22,000	$12,900	$0	$0	$9,600	$13,600	$0	$0
BlackRock LifePath Index 2040 Fund	$22,000	$12,900	$0	$0	$9,600	$13,600	$0	$0
BlackRock LifePath Index 2045 Fund	$22,000	$12,900	$0	$0	$9,600	$13,600	$0	$0
BlackRock LifePath Index 2050 Fund	$22,000	$12,900	$0	$0	$9,600	$13,600	$0	$0
BlackRock LifePath Index 2055 Fund	$22,000	$12,900	$0	$0	$9,600	$13,600	$0	$0
BlackRock LifePath Index 2060 Fund	$22,000	$12,900	$0	$0	$9,600	$13,600	$0	$0
BlackRock LifePath Index 2065 Fund	$22,000	$11,610	$0	$0	$9,600	$0	$0	$0
BlackRock LifePath Index Retirement Fund	$22,000	$12,900	$0	$0	$9,600	$13,600	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”)and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and

“All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

BlackRock LifePath Index 2025 Fund	$9,600	$13,600

BlackRock LifePath Index 2030 Fund	$9,600	$13,600

BlackRock LifePath Index 2035 Fund	$9,600	$13,600

BlackRock LifePath Index 2040 Fund	$9,600	$13,600

BlackRock LifePath Index 2045 Fund	$9,600	$13,600

BlackRock LifePath Index 2050 Fund	$9,600	$13,600

BlackRock LifePath Index 2055 Fund	$9,600	$13,600

BlackRock LlifePath Index 2060 Fund	$9,600	$13,600

BlackRock LifePath Index 2065 Fund	$9,600	$0
BlackRock LifePath Index Retirement Fund	$9,600	$13,600

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III

Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III

Date: March 5, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: March 5, 2021